UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 94.4%

	Airlines 2.9%
223,975	Allegiant Travel Co.*	$15,606,578

	Application Software 6.0%
195,531	ANSYS, Inc.*	12,339,961
185,032	RealPage, Inc.*	4,285,341
153,392	Tyler Technologies, Inc.*	6,189,367
105,580	Ultimate Software Group, Inc.*	9,409,290

		32,223,959

	Asset Management & Custody Banks 2.1%
104,999	Affiliated Managers Group, Inc.*	11,492,141

	Automobile Manufacturers 1.2%
202,317	Tesla Motors, Inc.*	6,330,499

	Automotive Retail 1.4%
226,026	Monro Muffler Brake, Inc.	7,513,104

	Commercial Printing 2.6%
1,045,087	InnerWorkings, Inc.*	14,140,027

	Consumer Electronics 0.4%
150,378	Skullcandy, Inc.*	2,127,849

	Consumer Finance 4.8%
739,096	DFC Global Corp.*	13,621,539
253,870	First Cash Financial Services, Inc.*	10,197,958
190,700	Mahindra & Mahindra Financial Services Ltd. (India)	2,235,744

		26,055,241

	Data Processing & Outsourced Services 6.2%
132,721	Alliance Data Systems Corp.*	17,917,335
294,450	ExlService Holdings, Inc.*	7,255,248
683,383	Higher One Holdings, Inc.*	8,350,940

		33,523,523

	Distributors 1.8%
239,077	Pool Corp.	9,673,055

	Diversified Banks 3.2%
7,941,426	City Union Bank Ltd. (India)	7,479,019
1,630,720	Yes Bank Ltd.* (India)	9,961,167

		17,440,186

	Diversified Support Services 6.6%
1,128,212	Copart, Inc.*	26,727,342
97,185	Portfolio Recovery Associates, Inc.*	8,869,103

		35,596,445

	Electrical Components & Equipment 3.3%
449,256	Polypore International, Inc.*	18,145,450

	Environmental & Facilities Services 3.8%
204,490	Tetra Tech, Inc.*	5,333,099
504,185	Waste Connections, Inc.	15,085,215

		20,418,314

	General Merchandise Stores 0.7%
216,726	Gordmans Stores, Inc.*	3,575,979

	Health Care Distributors 1.8%
467,667	PSS World Medical, Inc.*	9,816,330

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Health Care Facilities 2.2%
428,676	Ensign Group, Inc. (The)	$12,118,671

	Health Care Services 4.2%
157,668	IPC The Hospitalist Co., Inc.*	7,145,514
231,242	MEDNAX, Inc.*	15,849,326

		22,994,840

	Home Improvement Retail 1.0%
167,721	Lumber Liquidators Holdings, Inc.*	5,667,293

	Industrial Machinery 4.5%
147,926	Graco, Inc.	6,816,430
444,145	IDEX Corp.	17,312,772

		24,129,202

	Internet Retail 0.4%
67,590	Blue Nile, Inc.*	2,008,099

	Internet Software & Services 4.5%
235,821	Ancestry.com, Inc.*	6,492,152
247,566	DealerTrack Holdings, Inc.*	7,454,212
318,585	Vistaprint N.V.*	10,290,296

		24,236,660

	Leisure Facilities 4.2%
490,285	Life Time Fitness, Inc.*	22,803,155

	Life Sciences Tools & Services 2.1%
278,130	ICON plc ADR* (Ireland)	6,266,269
68,040	Techne Corp.	5,048,568

		11,314,837

	Oil & Gas Equipment & Services 1.4%
117,555	Dril-Quip, Inc.*	7,710,433

	Oil & Gas Exploration & Production 0.4%
320,020	SandRidge Energy, Inc.*	2,140,934

	Personal Products 2.0%
224,169	Herbalife Ltd.	10,834,088

	Real Estate Services 0.5%
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	2,641,476

	Research & Consulting Services 1.7%
192,613	Corporate Executive Board Co. (The)	7,874,019
108,563	CRA International, Inc.*	1,594,791

		9,468,810

	Semiconductors 4.2%
133,940	Hittite Microwave Corp.*	6,847,013
387,065	Melexis N.V. (Belgium)	6,013,195
108,525	Power Integrations, Inc.	4,047,982
151,643	Silicon Laboratories, Inc.*	5,747,270

		22,655,460

	Specialized Finance 3.1%
402,640	CRISIL Ltd. (India)	7,800,123
258,426	MSCI, Inc., Class A*	8,791,653

		16,591,776

	Specialty Chemicals 1.1%
183,540	Balchem Corp.	5,985,239

	Specialty Stores 1.7%
156,551	Hibbett Sports, Inc.*	9,034,558

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Trading Companies & Distributors 3.4%
255,043	MSC Industrial Direct Co., Inc., Class A	$16,718,069
143,605	Rush Enterprises, Inc., Class B*	1,927,179

		18,645,248

	Trucking 3.0%
461,661	Knight Transportation, Inc.	7,381,959
201,657	Old Dominion Freight Line, Inc.*	8,729,732

		16,111,691

	Total Common Stocks (cost $368,082,867)	510,771,150

	PREFERRED STOCKS 0.7%

	Regional Banks 0.7%
797,675	Banco Daycoval S.A. Pfd. (Brazil)	3,729,359

	Total Preferred Stocks (cost $5,303,460)	3,729,359

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.9%

	Repurchase Agreement 4.9%
$26,519,765	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $24,180,000 of United States Treasury Notes 2.750% due 02/15/19; value: $27,051,375; repurchase proceeds: $26,519,787 (cost $26,519,765)	$26,519,765

	Total Short-Term Investments (cost $26,519,765)	26,519,765

	Total Investments (cost $399,906,092) 100.0%§	541,020,274
	Other Assets less Liabilities <0.1%	222,707

	NET ASSETS 100.0%	$541,242,981

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.19%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Belgium	1.2
Brazil	1.2
India	5.4
Ireland	1.2
United States	91.0

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 99.2%

	Aerospace & Defense 1.2%
6,243	Bharat Electronics Ltd. (India)	$150,872

	Air Freight & Logistics 1.3%
4,360	Blue Dart Express Ltd. (India)	155,919

	Apparel, Accessories & Luxury Goods 3.2%
4,480	Page Industries Ltd. (India)	232,555
38,720	Titan Industries Ltd. (India)	155,005

		387,560

	Application Software 1.1%
2,775	Oracle Financial Services Software Ltd.* (India)	132,294

	Auto Parts & Equipment 5.8%
1,745	Bosch Ltd. (India)	285,816
47,995	Exide Industries Ltd. (India)	117,725
10,812	WABCO India Ltd. (India)	291,874

		695,415

	Automobile Manufacturers 1.0%
9,465	Mahindra & Mahindra Ltd. (India)	120,200

	Building Products 0.3%
28,690	Sintex Industries Ltd. (India)	31,884

	Cable & Satellite 1.1%
120,082	Dish TV India Ltd.* (India)	137,821

	Commodity Chemicals 4.0%
94,334	Berger Paints India Ltd. (India)	233,225
12,935	Castrol India Ltd. (India)	126,794
7,105	Kansai Nerolac Paints Ltd. (India)	122,311

		482,330

	Construction & Engineering 0.8%
24,193	Engineers India Ltd. (India)	96,516

	Construction & Farm Machinery & Heavy Trucks 1.7%
5,655	Eicher Motors Ltd. (India)	203,058

	Consumer Finance 2.4%
25,210	Mahindra & Mahindra Financial Services Ltd. (India)	295,559

	Diversified Banks 8.2%
335,360	City Union Bank Ltd. (India)	315,833
34,550	IndusInd Bank Ltd. (India)	211,808
568,255	South Indian Bank Ltd. (India)	247,058
36,360	Yes Bank Ltd.* (India)	222,103

		996,802

	Diversified Chemicals 0.9%
10,605	BASF India Ltd. (India)	109,166

	Diversified Metals & Mining 0.9%
47,840	Hindustan Zinc Ltd. (India)	105,851

	Electrical Components & Equipment 2.1%
47,289	Amara Raja Batteries Ltd. (India)	257,875

	Fertilizers & Agricultural Chemicals 1.2%
56,390	Rallis India Ltd. (India)	140,307

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Footwear 2.3%
18,000	Bata India Ltd. (India)	$281,964

	Gas Utilities 2.6%
28,173	Gujarat Gas Co. Ltd. (India)	157,368
36,205	Indraprastha Gas Ltd. (India)	155,349

		312,717

	Heavy Electrical Equipment 2.1%
47,368	TD Power Systems Ltd.* (India)	250,689

	Household Appliances 2.6%
4,445	Hawkins Cookers Ltd. (India)	120,411
3,434	TTK Prestige Ltd. (India)	190,567

		310,978

	Industrial Machinery 4.9%
13,860	AIA Engineering Ltd. (India)	85,466
14,647	Cummins India Ltd. (India)	119,661
7,100	FAG Bearings India Ltd. (India)	184,055
10,065	SKF India Ltd. (India)	110,937
10,760	Thermax Ltd. (India)	92,046

		592,165

	Internet Retail 2.0%
14,380	MakeMyTrip Ltd.* (India)	236,263

	Internet Software & Services 1.2%
21,322	Info Edge India Ltd. (India)	141,468

	IT Consulting & Other Services 3.4%
6,005	CMC Ltd. (India)	91,353
5,234	Cognizant Technology Solutions Corp., Class A*	314,040

		405,393

	Life Sciences Tools & Services 1.7%
11,115	Divi’s Laboratories Ltd.* (India)	205,049

	Oil & Gas Exploration & Production 0.5%
11,855	Selan Exploration Technology Ltd. (India)	60,696

	Oil & Gas Storage & Transportation 1.4%
66,378	Petronet LNG Ltd. (India)	171,522

	Packaged Foods & Meats 3.2%
4,580	GlaxoSmithKline Consumer Healthcare Ltd. (India)	225,821
1,925	Nestlé India Ltd. (India)	157,094

		382,915

	Personal Products 7.7%
10,757	Colgate-Palmolive India Ltd. (India)	231,541
78,120	Dabur India Ltd. (India)	161,247
28,062	Godrej Consumer Products Ltd. (India)	289,354
45,175	Marico Ltd. (India)	149,826
2,435	Procter & Gamble Hygiene & Health Care Ltd. (India)	98,438

		930,406

	Pharmaceuticals 3.2%
8,160	Cadila Healthcare Ltd. (India)	112,617
18,935	IPCA Laboratories Ltd. (India)	121,706
15,520	Lupin Ltd. (India)	152,145

		386,468

	Publishing 0.9%
31,127	D.B. Corp. Ltd. (India)	114,499

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Research & Consulting Services 1.3%
14,249	eClerx Services Ltd. (India)	$156,947

	Restaurants 3.2%
18,381	Jubilant Foodworks Ltd.* (India)	386,633

	Specialized Finance 2.6%
16,400	CRISIL Ltd. (India)	317,708

	Specialty Chemicals 2.1%
3,615	Asian Paints Ltd. (India)	253,030

	Steel 0.4%
9,680	MOIL Ltd. (India)	49,274

	Systems Software 1.2%
70,920	KPIT Cummins Infosystems Ltd.* (India)	148,084

	Thrifts & Mortgage Finance 9.6%
57,360	Dewan Housing Finance Corp. Ltd. (India)	170,615
27,105	Gruh Finance Ltd. (India)	349,498
24,554	Housing Development Finance Corp. Ltd. (India)	288,436
71,601	LIC Housing Finance Ltd. (India)	347,661

		1,156,210

	Tobacco 1.9%
7,205	VST Industries Ltd. (India)	227,889

	Total Common Stocks (cost $12,996,080)	11,978,396

	Total Investments (cost $12,996,080) 99.2%§	11,978,396
	Other Assets less Liabilities 0.8%	101,649

	NET ASSETS 100.0%	$12,080,045

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 88.34%. See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	97.4
United States	2.6

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 90.4%

	Airport Services 1.1%
2,679,533	TAV Havalimanlari Holding A.S. (Turkey)	$14,442,997

	Apparel Retail 3.6%
527,665	Cia. Hering (Brazil)	9,977,932
20,678,921	Giordano International Ltd. (Hong Kong)	14,750,464
1,522,952	Mr Price Group Ltd. (South Africa)	20,875,375

		45,603,771

	Apparel, Accessories & Luxury Goods 3.5%
12,320	LPP S.A. (Poland)	12,011,208
2,890,779	Restoque Comercio e Confeccoes de Roupas S.A. (Brazil)	14,749,092
26,413,726	Trinity Ltd. (China)	16,734,038

		43,494,338

	Asset Management & Custody Banks 0.9%
960,886	CETIP S.A. – Mercados Organizados (Brazil)	11,970,240

	Brewers 0.8%
2,534,520	Guinness Anchor Berhad (Malaysia)	10,697,821

	Broadcasting 0.6%
33,432,607	PT Media Nusantara Citra Tbk (Indonesia)	7,123,632

	Building Products 1.0%
7,499,098	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	12,101,032

	Catalog Retail 0.7%
86,300	Hyundai Home Shopping Network Corp. (Korea)	8,445,585

	Coal & Consumable Fuels 1.2%
12,533,942	PT Harum Energy Tbk (Indonesia)	7,693,174
16,622,905	PT Resource Alam Indonesia Tbk (Indonesia)	7,524,265

		15,217,439

	Commodity Chemicals 1.4%
3,602,734	Berger Paints India Ltd. (India)	8,907,152
883,414	Castrol India Ltd. (India)	8,659,577

		17,566,729

	Communications Equipment 0.9%
3,179,885	Senao International Co. Ltd. (Taiwan)	11,017,151

	Computer & Electronics Retail 1.0%
1,760,485	M Video OJSC*** (Russia)	12,120,235

	Computer Storage & Peripherals 1.0%
1,925,160	Simplo Technology Co. Ltd. (Taiwan)	13,295,891

	Construction & Farm Machinery & Heavy Trucks 0.9%
687,535	Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	11,639,554

	Construction Materials 2.0%
24,944,405	Holcim Philippines, Inc. (Philippines)	7,060,513
67,765,502	PT Holcim Indonesia Tbk (Indonesia)	17,620,501

		24,681,014

	Consumer Finance 1.1%
1,171,966	Mahindra & Mahindra Financial Services Ltd. (India)	13,739,989

	Department Stores 0.8%
4,800,087	Golden Eagle Retail Group Ltd. (China)	9,882,402

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Distributors 1.2%
11,336,573	Dah Chong Hong Holdings Ltd. (China)	$10,216,058
251,657	Imperial Holdings Ltd. (South Africa)	5,310,858

		15,526,916

	Diversified Banks 7.5%
372,472	Capitec Bank Holdings Ltd. (South Africa)	9,691,384
3,083,341	IndusInd Bank Ltd. (India)	18,902,385
29,681,945	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	12,683,426
7,319,351	Security Bank Corp. (Philippines)	24,868,915
13,614,246	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	13,894,101
2,306,104	Yes Bank Ltd.* (India)	14,086,715

		94,126,926

	Diversified Chemicals 0.9%
3,926,023	Pidilite Industries Ltd. (India)	11,726,755

	Drug Retail 1.4%
2,661,495	Clicks Group Ltd. (South Africa)	17,516,220

	Electronic Equipment & Instruments 1.3%
6,969,452	Chroma ATE, Inc. (Taiwan)	15,909,932

	Environmental & Facilities Services 1.0%
1,863,900	Cleanaway Co. Ltd. (Taiwan)	12,668,048

	Food Retail 1.2%
1,214,927	Eurocash S.A. (Poland)	14,994,838

	Footwear 1.9%
1,151,525	Bata India Ltd. (India)	18,038,231
5,524,634	Daphne International Holdings Ltd. (China)	5,644,247

		23,682,478

	Gas Utilities 0.5%
1,517,002	Indraprastha Gas Ltd. (India)	6,509,160

	General Merchandise Stores 2.5%
23,325,462	PT Mitra Adiperkasa Tbk (Indonesia)	17,908,011
2,799,923	Taiwan FamilyMart Co. Ltd. (Taiwan)	13,101,843

		31,009,854

	Gold 1.8%
1,171,599	Koza Altin Isletmeleri A.S. (Turkey)	22,662,675

	Health Care Facilities 2.8%
10,032,793	KPJ Healthcare Berhad (Malaysia)	18,649,659
4,297,390	Life Healthcare Group Holdings Ltd. (South Africa)	16,385,602

		35,035,261

	Health Care Supplies 1.0%
1,095,403	St. Shine Optical Co. Ltd. (Taiwan)	12,259,208

	Highways & Railtracks 1.8%
1,572,500	Obrascon Huarte Lain Brasil S.A. (Brazil)	13,931,124
14,557,755	PT Jasa Marga Persero Tbk (Indonesia)	8,432,156

		22,363,280

	Home Improvement Retail 2.0%
17,275,250	Ace Hardware Indonesia Tbk (Indonesia)	9,360,238
39,902,594	Home Product Center Public Co. Ltd.*** (Thailand)	15,830,374

		25,190,612

	Hypermarkets & Super Centers 5.2%
2,186,779	Big C Supercenter Public Co. Ltd.*** (Thailand)	14,665,741
31,717,201	Puregold Price Club, Inc. (Philippines)	20,474,021
1,701,930	Siam Makro Public Co. Ltd.*** (Thailand)	19,077,049
5,496,874	Wumart Stores, Inc.* (China)	11,176,172

		65,392,983

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Industrial Gases 0.8%
11,028,000	Yingde Gases (China)	$10,094,137

	Industrial Machinery 2.0%
2,390,430	Airtac International Group* (Taiwan)	13,770,371
1,106,000	Hiwin Technologies Corp. (Taiwan)	11,357,950

		25,128,321

	Internet Software & Services 1.0%
2,237,000	PChome Online, Inc. (Taiwan)	12,681,819

	IT Consulting & Other Services 0.9%
4,122,570	Sonda S.A. (Chile)	11,583,537

	Life & Health Insurance 1.9%
8,225,144	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	12,251,453
1,894,874	Discovery Holdings Ltd. (South Africa)	12,062,722

		24,314,175

	Marine Ports & Services 3.9%
871,759	Global Ports Investments plc GDR (Russia)	11,930,199
13,036,004	International Container Terminal Services, Inc. (Philippines)	22,882,971
941,040	Santos Brasil Participacoes S.A.** (Brazil)	14,291,795

		49,104,965

	Metal & Glass Containers 0.9%
4,982,000	Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	11,222,501

	Oil & Gas Exploration & Production 3.7%
5,671,248	Afren plc* (Nigeria)	9,234,763
907,911	Coastal Energy Co.* (Thailand)	11,947,957
1,971,080	Gran Tierra Energy, Inc.* (Colombia)	9,678,003
1,741,200	Parex Resources, Inc.* (Colombia)	8,071,165
533,265	TransGlobe Energy Corp.* (Egypt)	4,744,788
362,150	Zhaikmunai L.P. GDR* (Kazakhstan)	3,082,720

		46,759,396

	Other Diversified Financial Services 1.2%
508,996	Intergroup Financial Services Corp. (Peru)	15,544,738

	Packaged Foods & Meats 5.4%
2,216,762	AVI Ltd. (South Africa)	13,586,373
202,348	GlaxoSmithKline Consumer Healthcare Ltd. (India)	9,976,928
1,040,130	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	8,722,193
5,613,795	PT Mayora Indah Tbk (Indonesia)	15,235,460
14,055,485	Universal Robina Corp. (Philippines)	21,072,956

		68,593,910

	Paper Packaging 0.8%
18,473,060	Greatview Aseptic Packaging Co. Ltd.* (China)	9,739,231

	Personal Products 1.8%
1,047,100	Colgate-Palmolive India Ltd. (India)	22,538,449
211,565	PT Mandom Indonesia Tbk (Indonesia)	191,462

		22,729,911

	Railroads 1.1%
741,723	Globaltrans Investment plc, GDR (Russia)	13,397,662

	Research & Consulting Services 1.0%
1,389,475	Qualicorp S.A.* (Brazil)	12,109,676

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Restaurants 0.4%
232,970	Jubilant Foodworks Ltd.* (India)	$4,900,383

	Specialized Finance 1.0%
6,143,690	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	12,128,118

	Specialty Stores 1.1%
21,921,000	Sa Sa International Holdings Ltd. (Hong Kong)	13,861,243

	Systems Software 1.0%
689,800	Totvs S.A. (Brazil)	13,249,254

	Thrifts & Mortgage Finance 1.9%
757,920	Gruh Finance Ltd. (India)	9,772,804
2,952,195	LIC Housing Finance Ltd. (India)	14,334,492

		24,107,296

	Trading Companies & Distributors 1.0%
13,262,987	PT Hexindo Adiperkasa Tbk (Indonesia)	12,907,411

	Trucking 1.1%
913,100	Tegma Gestao Logistica (Brazil)	13,822,146

	Total Common Stocks (cost $1,002,457,424)	1,137,594,796

	PREFERRED STOCKS 2.0%

	Construction & Farm Machinery & Heavy Trucks 1.0%
2,889,115	Marcopolo S.A. Pfd. (Brazil)	12,976,892

	Footwear 1.0%
1,828,420	Alpargatas S.A. Pfd. (Brazil)	12,160,125

	Total Preferred Stocks (cost $21,819,220)	25,137,017

Principal Amount		Value

	SHORT-TERM INVESTMENTS 7.8%

	Repurchase Agreement 7.8%
$98,486,548	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $89,795,000 of United States Treasury Notes 2.750% due 02/15/19; value: $100,458,156; repurchase proceeds: $98,486,630 (cost $98,486,548)	$98,486,548

	Total Short-Term Investments (cost $98,486,548)	98,486,548

	Total Investments (cost $1,122,763,192) 100.2%§	1,261,218,361
	Liabilities less Other Assets (0.2%)	(3,143,223)

	NET ASSETS 100.0%	$1,258,075,138

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 69.63%.

GDR Global Depositary Receipt.

NVDR Non-Voting Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	11.1
Chile	1.0
China	6.3
Colombia	1.5
Egypt	0.4
Hong Kong	2.5
India	14.0
Indonesia	10.0
Kazakhstan	0.3
Korea	0.7
Malaysia	2.5
Mexico	1.1
Nigeria	0.8
Peru	1.3
Philippines	8.3
Poland	2.3
Russia	3.2
South Africa	8.2
Taiwan	11.0
Thailand	7.4
Turkey	6.1

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 92.3%

	Advertising 0.4%
110,600	Scan Group Ltd. (Kenya)	$70,191

	Air Freight & Logistics 1.1%
386,242	Aramex PJSC (United Arab Emirates)	185,046

	Apparel Retail 3.9%
22,611	Mr Price Group Ltd. (South Africa)	309,933
570,598	Padini Holdings Berhad (Malaysia)	332,294

		642,227

	Auto Parts & Equipment 1.0%
462,773	PT Astra Otoparts Tbk (Indonesia)	170,208

	Automobile Manufacturers 0.6%
8,155	Kolao Holdings (Korea)	99,941

	Brewers 14.3%
6,083	Asia Pacific Breweries Ltd. (Singapore)	166,394
296	Brasseries Maroc (Morocco)	60,133
4,973	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	18,948
209,408	East African Breweries Ltd. (Kenya)	566,370
3,581	Guinness Anchor Berhad (Malaysia)	15,115
72,051	Guinness Ghana Breweries Ltd.* (Ghana)	85,311
283,319	Guinness Nigeria plc (Nigeria)	394,260
303,935	Lion Brewery Ceylon plc (Sri Lanka)	475,978
5,600	Namibia Breweries Ltd. (Namibia)	8,358
866,662	Nigerian Breweries plc (Nigeria)	541,830
6,852	Union de Cervecerias Peruanas Backus y Johnston SAA (Peru)	25,706

		2,358,403

	Building Products 2.2%
47,702	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	76,975
3,454,681	PT Arwana Citramulia Tbk (Indonesia)	281,377

		358,352

	Casinos & Gaming 1.7%
642,800	NagaCorp Ltd. (Cambodia)	287,474

	Coal & Consumable Fuels 0.2%
86,096	PT Resource Alam Indonesia Tbk (Indonesia)	38,971

	Commodity Chemicals 1.2%
30,300	Berger Paints Bangladesh Ltd. (Bangladesh)	191,099

	Construction Materials 0.6%
479,505	Diamond Building Products Public Co. Ltd.*** (Thailand)	93,606

	Consumer Finance 0.7%
32,522	Aeon Credit Service M Berhad (Malaysia)	117,262

	Diversified Banks 6.1%
1,011,300	Barclays Bank of Kenya Ltd. (Kenya)	155,954
77,200	BBVA Banco Continental S.A. (Peru)	173,776
1,223,400	Equity Bank Ltd. (Kenya)	308,579
36,105	Guaranty Trust Bank plc GDR (Nigeria)	198,577
92,100	MCB Bank Ltd. (Pakistan)	163,435

		1,000,321

	Diversified Metals & Mining 0.1%
12,493	Volcan Cia Minera SAA (Peru)	14,061

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Drug Retail 0.2%
1,850	Corporativo Fragua S.A.B. de C.V. (Mexico)	$29,669

	Food Retail 3.2%
146,872	CP ALL Public Co. Ltd.*** (Thailand)	164,167
178,100	Philippine Seven Corp. (Philippines)	206,272
8,693	Shoprite Holdings Ltd. (South Africa)	160,456

		530,895

	Footwear 3.1%
24,900	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	155,216
87,340	Forus S.A. (Chile)	348,837

		504,053

	General Merchandise Stores 0.6%
5,941	Aeon Co. M Berhad (Malaysia)	17,126
114,700	PT Mitra Adiperkasa Tbk (Indonesia)	88,060

		105,186

	Gold 0.1%
816	Koza Altin Isletmeleri A.S. (Turkey)	15,784

	Health Care Facilities 0.9%
29,715	KPJ Healthcare Berhad (Malaysia)	55,237
50,200	Medica Sur S.A.B. de C.V. (Mexico)	86,730

		141,967

	Home Improvement Retail 0.3%
80,606	Ace Hardware Indonesia Tbk (Indonesia)	43,675

	Household Appliances 0.7%
50,250	Singer Bangladesh Ltd. (Bangladesh)	108,835

	Household Products 5.0%
156,400	DSG International Thailand Public Co. Ltd.*** (Thailand)	48,014
6,769	PT Unilever Indonesia Tbk (Indonesia)	16,601
36,076	Unilever Ghana Ltd. (Ghana)	154,147
3,247,620	Unilever Nigeria plc (Nigeria)	598,839

		817,601

	Human Resource & Employment Services 0.5%
113,740	JobStreet Corp. Berhad (Malaysia)	79,340

	Hypermarkets & Super Centers 0.8%
6,000	Almacenes Exito S.A. (Colombia)	99,400
88	Label Vie* (Morocco)	15,309
32,660	Puregold Price Club, Inc. (Philippines)	21,083

		135,792

	Industrial Gases 0.9%
23,200	Linde Bangladesh Ltd. (Bangladesh)	156,886

	Integrated Oil & Gas 2.0%
118,400	Ecopetrol S.A. (Colombia)	331,010

	Marine Ports & Services 0.5%
370,600	Asian Terminals, Inc. (Philippines)	79,347

	Oil & Gas Exploration & Production 1.6%
40,869	Afren plc* (Nigeria)	66,549
9,504	Gran Tierra Energy, Inc.* (Colombia)	46,665
20,410	Pakistan Oilfields Ltd. (Pakistan)	79,550
1,403	TransGlobe Energy Corp.* (Egypt)	12,483
7,656	Zhaikmunai L.P. GDR* (Kazakhstan)	65,170

		270,417

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Oil & Gas Refining & Marketing 0.9%
122,740	Chevron Lubricants Lanka plc (Sri Lanka)	$153,998

	Other Diversified Financial Services 0.8%
4,567	Intergroup Financial Services Corp. (Peru)	139,476

	Packaged Foods & Meats 18.2%
104,558	Alicorp S.A. (Peru)	274,585
4,439,616	Cadbury Nigeria plc* (Nigeria)	408,636
471	Centrale Laitiere* (Morocco)	75,469
184,540	FAN Milk Ltd. (Ghana)	183,352
43,900	Grupo Herdez S.A.B. de C.V. (Mexico)	100,908
45,291	Nestlé Lanka plc (Sri Lanka)	372,069
209,401	Nestlé Nigeria plc (Nigeria)	574,177
5,426	Nestlé Pakistan Ltd. (Pakistan)	231,682
9,000	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	75,471
3,712	Tiger Brands Ltd. (South Africa)	111,478
6,132	Unilever Pakistan Ltd. (Pakistan)	457,467
65,208	Universal Robina Corp. (Philippines)	97,764
8,200	Vinacafe Bien Hoa JSC (Vietnam)	50,680

		3,013,738

	Personal Products 1.7%
7,818	Colgate-Palmolive Pakistan Ltd. (Pakistan)	82,730
40,700	Marico Bangladesh Ltd. (Bangladesh)	191,524

		274,254

	Pharmaceuticals 2.7%
47,535	Abbott Laboratories Pakistan Ltd. (Pakistan)	60,698
33,900	DHG Pharmaceutical JSC (Vietnam)	103,354
2,034,614	GlaxoSmithKline Consumer Nigeria plc* (Nigeria)	286,908

		450,960

	Restaurants 1.9%
4,963	Arcos Dorados Holdings, Inc., Class A (Brazil)	73,353
6,410	Jollibee Foods Corp. (Philippines)	15,895
32,852	Oishi Group Public Co. Ltd.*** (Thailand)	137,573
60,485	PT Fastfood Indonesia Tbk (Indonesia)	90,156

		316,977

	Soft Drinks 1.4%
5,977	Coca-Cola Icecek A.S. (Turkey)	92,791
2,098,105	Pepsi-Cola Products Philippines, Inc.* (Philippines)	138,302

		231,093

	Specialized Finance 1.1%
5,095,365	Bolsa de Valores de Colombia (Colombia)	80,584
44,500	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	87,846
1,825	Philippine Stock Exchange, Inc. (Philippines)	15,645

		184,075

	Tobacco 8.2%
43,400	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	319,514
98,228	British American Tobacco Kenya Ltd. (Kenya)	431,448
119,932	Ceylon Tobacco Co. plc (Sri Lanka)	601,210

		1,352,172

	Wireless Telecommunication Services 0.9%
8,399	MTN Group Ltd. (South Africa)	145,412

	Total Common Stocks (cost $15,194,762)	15,239,774

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.4%

	Repurchase Agreement 6.4%
$1,051,117	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $960,000 of United States Treasury Notes 2.750% due 2/15/19; value: $1,074,000; repurchase proceeds: $1,051,118 (cost $1,051,117)	$1,051,117

	Total Short-Term Investments (cost $1,051,117)	1,051,117

	Total Investments (cost $16,245,879) 98.7%§	16,290,891
	Other Assets less Liabilities 1.3%	221,960

	NET ASSETS 100.0%	$16,512,851

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.82%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Bangladesh	7.4
Brazil	0.5
Cambodia	1.9
Chile	2.3
Colombia	3.7
Egypt	0.1
Ghana	2.8
Indonesia	4.8
Kazakhstan	0.4
Kenya	10.0
Korea	0.6
Malaysia	4.2
Mexico	2.0
Morocco	1.0
Namibia	0.1
Nigeria	20.1
Pakistan	7.0
Peru	4.1
Philippines	3.8
Singapore	1.1
South Africa	4.8
Sri Lanka	10.5
Thailand	3.4
Turkey	1.2
United Arab Emirates	1.2
Vietnam	1.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 96.5%

	Advertising 1.3%
138,619	REA Group Ltd. (Australia)	$1,953,509

	Apparel Retail 0.8%
87,240	Mr Price Group Ltd. (South Africa)	1,195,814

	Apparel, Accessories & Luxury Goods 1.2%
42,300	Gerry Weber International AG (Germany)	1,749,903

	Application Software 1.4%
23,410	Ultimate Software Group, Inc.*	2,086,299

	Asset Management & Custody Banks 4.5%
467,400	Aberdeen Asset Management plc (United Kingdom)	1,906,996
15,850	Affiliated Managers Group, Inc.*	1,734,782
135,880	CETIP S.A. – Mercados Organizados (Brazil)	1,692,726
7,996	Partners Group Holding AG (Switzerland)	1,422,332

		6,756,836

	Automotive Retail 0.5%
22,275	Monro Muffler Brake, Inc.	740,421

	Biotechnology 1.8%
416,601	Abcam plc (United Kingdom)	2,725,118

	Catalog Retail 0.5%
7,000	Hyundai Home Shopping Network Corp. (Korea)	685,042

	Coal & Consumable Fuels 0.8%
700,000	PT Harum Energy Tbk (Indonesia)	429,651
504,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Indonesia)	794,938

		1,224,589

	Commercial Printing 1.5%
162,490	InnerWorkings, Inc.*	2,198,490

	Commodity Chemicals 1.3%
197,800	Castrol India Ltd. (India)	1,938,915

	Construction & Engineering 0.9%
216,015	Kentz Corp. Ltd. (United Kingdom)	1,284,932

	Construction Materials 1.7%
641,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,194,669
1,137,000	PT Semen Gresik (Persero) Tbk (Indonesia)	1,379,909

		2,574,578

	Consumer Finance 2.7%
59,333	DFC Global Corp.*	1,093,507
37,867	First Cash Financial Services, Inc.*	1,521,118
120,002	Mahindra & Mahindra Financial Services Ltd. (India)	1,406,889

		4,021,514

	Data Processing & Outsourced Services 3.6%
53,000	GMO Payment Gateway, Inc. (Japan)	1,045,796
25,600	Syntel, Inc.	1,553,920
145,491	Wirecard AG (Germany)	2,821,573

		5,421,289

	Distributors 0.8%
35,969	LKQ Corp.*	1,201,365

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Diversified Banks 2.2%
473,835	Security Bank Corp. (Philippines)	$1,609,946
279,497	Yes Bank Ltd.* (India)	1,707,293

		3,317,239

	Diversified Support Services 2.8%
97,050	Copart, Inc.*	2,299,114
20,488	Portfolio Recovery Associates, Inc.*	1,869,735

		4,168,849

	Drug Retail 1.1%
258,500	Clicks Group Ltd. (South Africa)	1,701,278

	Electrical Components & Equipment 1.1%
38,904	Polypore International, Inc.*	1,571,333

	Electronic Equipment & Instruments 1.1%
87,788	Oxford Instruments plc (United Kingdom)	1,692,667

	Environmental & Facilities Services 1.0%
55,555	Tetra Tech, Inc.*	1,448,874

	Footwear 0.7%
66,170	Bata India Ltd. (India)	1,036,530

	General Merchandise Stores 2.6%
47,242	Dollar Tree, Inc.*	2,541,619
1,700,000	PT Mitra Adiperkasa Tbk (Indonesia)	1,305,167

		3,846,786

	Gold 1.3%
104,030	Koza Altin Isletmeleri A.S. (Turkey)	2,012,291

	Health Care Equipment 2.2%
79,000	AtriCure, Inc.*	759,190
54,177	Elekta AB, Class B (Sweden)	2,475,602

		3,234,792

	Health Care Facilities 1.5%
587,735	Life Healthcare Group Holdings Ltd. (South Africa)	2,240,986

	Health Care Services 3.8%
17,530	Catalyst Health Solutions, Inc.*	1,638,003
23,752	CorVel Corp.*	1,163,848
40,450	IPC The Hospitalist Co., Inc.*	1,833,194
14,900	MEDNAX, Inc.*	1,021,246

		5,656,291

	Health Care Technology 2.0%
22,500	athenahealth, Inc.*	1,781,325
22,410	Computer Programs and Systems, Inc.	1,282,300

		3,063,625

	Home Improvement Retail 1.0%
2,850,000	Ace Hardware Indonesia Tbk (Indonesia)	1,544,214

	Industrial Machinery 4.6%
32,370	Andritz AG (Austria)	1,664,879
31,170	Graco, Inc.	1,436,314
39,255	IDEX Corp.	1,530,160
72,855	Rotork plc (United Kingdom)	2,257,167

		6,888,520

	Internet Retail 2.0%
95,770	MakeMyTrip Ltd.* (India)	1,573,501
101,731	Yoox S.p.A.* (Italy)	1,471,846

		3,045,347

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Internet Software & Services 2.4%
46,365	Akamai Technologies, Inc.*	$1,472,089
121,768	Envestnet, Inc.*	1,461,216
20,415	Vistaprint N.V.*	659,404

		3,592,709

	Leisure Facilities 1.3%
40,380	Life Time Fitness, Inc.*	1,878,074

	Life & Health Insurance 1.0%
236,465	Discovery Holdings Ltd. (South Africa)	1,505,330

	Life Sciences Tools & Services 2.1%
41,835	Covance, Inc.*	2,001,805
15,490	Techne Corp.	1,149,358

		3,151,163

	Marine Ports & Services 1.4%
1,220,507	International Container Terminal Services, Inc. (Philippines)	2,142,438

	Oil & Gas Equipment & Services 1.9%
6,900	Core Laboratories N.V.	799,710
28,950	ShawCor Ltd., Class A (Canada)	1,047,687
38,700	TGS-NOPEC Geophysical Co. ASA (Norway)	1,043,707

		2,891,104

	Oil & Gas Exploration & Production 3.8%
486,000	Afren plc* (Nigeria)	791,377
100,000	Coastal Energy Co.* (Thailand)	1,315,983
202,252	Gran Tierra Energy, Inc.* (Colombia)	993,058
57,030	Northern Oil and Gas, Inc.*	909,058
96,700	Premier Oil plc* (United Kingdom)	514,654
144,133	Zhaikmunai L.P. GDR* (Kazakhstan)	1,226,900

		5,751,030

	Packaged Foods & Meats 1.1%
33,629	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,658,104

	Real Estate Operating Companies 1.4%
83,500	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	2,037,303

	Regional Banks 0.6%
15,265	Signature Bank*	930,707

	Research & Consulting Services 2.6%
34,847	Campbell Brothers Ltd. (Australia)	1,955,207
17,504	IHS, Inc., Class A*	1,885,706

		3,840,913

	Restaurants 0.6%
14,028	Peet’s Coffee & Tea, Inc.*	842,241

	Semiconductors 4.9%
28,534	Hittite Microwave Corp.*	1,458,658
62,200	Linear Technology Corp.	1,948,726
43,000	Microchip Technology, Inc.	1,422,440
65,700	Power Integrations, Inc.	2,450,610

		7,280,434

	Specialized Finance 1.3%
47,000	CRISIL Ltd. (India)	910,505
28,955	MSCI, Inc., Class A*	985,049

		1,895,554

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Specialty Stores 2.4%
34,618	Hibbett Sports, Inc.*	$1,997,805
2,432,000	Sa Sa International Holdings Ltd. (Hong Kong)	1,537,819

		3,535,624

	Systems Software 1.9%
49,279	OPNET Technologies, Inc.	1,310,329
29,201	Sourcefire, Inc.*	1,500,931

		2,811,260

	Thrifts & Mortgage Finance 1.1%
339,030	LIC Housing Finance Ltd. (India)	1,646,173

	Trading Companies & Distributors 3.9%
162,179	MonotaRO Co. Ltd. (Japan)	3,609,443
33,870	MSC Industrial Direct Co., Inc., Class A	2,220,179

		5,829,622

	Trucking 4.5%
26,700	J.B. Hunt Transport Services, Inc.	1,591,320
150,940	Knight Transportation, Inc.	2,413,530
34,235	Old Dominion Freight Line, Inc.*	1,482,033
85,700	Tegma Gestao Logistica (Brazil)	1,297,293

		6,784,176

	Total Common Stocks (cost $111,442,089)	144,232,195

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	25,200

	Restaurants 0.0%
29,600	KFC Holdings Malaysia Berhad, expiring 9/14/15* (Malaysia)	8,856

	Total Warrants (cost $5,000)	34,056

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.7%

	Repurchase Agreement 3.7%
$5,542,274	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $5,055,000 of United States Treasury Notes 2.750% due 2/15/19; value: $5,655,281; repurchase proceeds: $5,542,279 (cost $5,542,274)	$5,542,274

	Total Short-Term Investments (cost $5,542,274)	5,542,274

	Total Investments (cost $116,989,363) 100.2%§	149,808,525
	Liabilities less Other Assets (0.2%)	(254,286)

	NET ASSETS 100.0%	$149,554,239

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 43.59%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	2.7
Austria	1.2
Brazil	3.5
Canada	0.7
Colombia	0.7
Germany	3.2
Hong Kong	1.1
India	8.2
Indonesia	4.6
Italy	1.0
Japan	3.2
Kazakhstan	0.9
Korea	0.5
Malaysia	<0.1
Nigeria	0.5
Norway	0.7
Philippines	2.6
South Africa	4.6
Sweden	1.7
Switzerland	1.0
Thailand	0.9
Turkey	1.4
United Kingdom	7.2
United States	47.9

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 91.8%

	Aerospace & Defense 1.8%
15,030	TransDigm Group, Inc.*	$2,018,529

	Air Freight & Logistics 3.8%
27,311	CH Robinson Worldwide, Inc.	1,598,513
67,549	Expeditors International of Washington, Inc.	2,617,524

		4,216,037

	Apparel Retail 2.8%
49,953	Ross Stores, Inc.	3,120,564

	Application Software 2.6%
46,558	ANSYS, Inc.*	2,938,275

	Asset Management & Custody Banks 4.7%
102,450	CETIP S.A. – Mercados Organizados (Brazil)	1,276,271
78,863	SEI Investments Co.	1,568,585
38,877	T. Rowe Price Group, Inc.	2,447,696

		5,292,552

	Automobile Manufacturers 1.2%
41,683	Tesla Motors, Inc.*	1,304,261

	Automotive Retail 0.7%
10,016	O’Reilly Automotive, Inc.*	839,040

	Communications Equipment 1.9%
11,766	F5 Networks, Inc.*	1,171,423
58,715	Riverbed Technology, Inc.*	948,247

		2,119,670

	Data Processing & Outsourced Services 2.6%
21,369	Alliance Data Systems Corp.*	2,884,815

	Distributors 2.6%
86,408	LKQ Corp.*	2,886,027

	Diversified Metals & Mining 0.9%
18,201	BHP Billiton plc ADR (United Kingdom)	1,040,915

	Diversified Support Services 3.1%
147,383	Copart, Inc.*	3,491,503

	Electrical Components & Equipment 2.5%
68,339	Polypore International, Inc.*	2,760,212

	Electronic Components 3.4%
68,390	Amphenol Corp., Class A	3,755,979

	Environmental & Facilities Services 1.2%
14,058	Stericycle, Inc.*	1,288,697

	Health Care Equipment 2.3%
65,705	St. Jude Medical, Inc.	2,622,287

	Health Care Services 3.3%
39,823	Catalyst Health Solutions, Inc.*	3,721,061

	Health Care Supplies 1.1%
35,287	Align Technology, Inc.*	1,180,703

	Industrial Machinery 2.2%
62,113	IDEX Corp.	2,421,165

	IT Consulting & Other Services 4.7%
88,205	Cognizant Technology Solutions Corp., Class A*	5,292,300

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Leisure Facilities 0.9%
20,786	Life Time Fitness, Inc.*	$966,757

	Life Sciences Tools & Services 1.8%
42,675	Covance, Inc.*	2,041,999

	Oil & Gas Equipment & Services 3.2%
20,280	CARBO Ceramics, Inc.	1,556,085
17,867	Core Laboratories N.V.	2,070,785

		3,626,870

	Oil & Gas Exploration & Production 4.1%
224,613	SandRidge Energy, Inc.*	1,502,661
131,125	Ultra Petroleum Corp.*	3,025,054

		4,527,715

	Personal Products 2.0%
45,498	Herbalife Ltd.	2,198,918

	Regional Banks 2.2%
40,344	Signature Bank*	2,459,774

	Research & Consulting Services 4.8%
49,521	IHS, Inc., Class A*	5,334,897

	Restaurants 3.0%
62,830	Tim Hortons, Inc. (Canada)	3,307,371

	Semiconductors 7.7%
43,017	Altera Corp.	1,455,695
38,129	Linear Technology Corp.	1,194,582
78,705	Microchip Technology, Inc.	2,603,562
47,627	Silicon Laboratories, Inc.*	1,805,063
45,925	Xilinx, Inc.	1,541,702

		8,600,604

	Specialized Finance 5.3%
18,784	IntercontinentalExchange, Inc.*	2,554,248
52,435	MSCI, Inc., Class A*	1,783,839
480,976	Power Finance Corp. Ltd. (India)	1,549,047

		5,887,134

	Trading Companies & Distributors 4.5%
75,899	MSC Industrial Direct Co., Inc., Class A	4,975,180

	Trucking 2.0%
37,154	J.B. Hunt Transport Services, Inc.	2,214,379

	Wireless Telecommunication Services 0.9%
93,945	NII Holdings, Inc.*	961,057

	Total Common Stocks (cost $84,390,415)	102,297,247

Principal Amount		Value

	SHORT-TERM INVESTMENTS 8.6%

	Repurchase Agreement 8.6%
$9,589,338	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $8,745,000 of United States Treasury Notes 2.750% due 2/15/19; value: $9,783,469; repurchase proceeds: $9,589,346 (cost $9,589,338)	$9,589,338

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	Total Short-Term Investments (cost $9,589,338)	$9,589,338

	Total Investments (cost $93,979,753) 100.4%§	111,886,585
	Liabilities less Other Assets (0.4%)	(424,603)

	NET ASSETS 100.0%	$111,461,982

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.39%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	1.3
Canada	3.2
India	1.5
United Kingdom	1.0
United States	93.0

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 90.5%

	Advertising 1.2%
299,346	REA Group Ltd. (Australia)	$4,218,579

	Apparel Retail 1.9%
163,120	Cia. Hering (Brazil)	3,084,533
310,160	Truworths International Ltd. (South Africa)	3,402,524

		6,487,057

	Apparel, Accessories & Luxury Goods 1.2%
204,133	Salvatore Ferragamo Italia S.p.A. (Italy)	4,258,704

	Application Software 1.9%
246,162	Computer Modelling Group Ltd. (Canada)	4,199,199
103,855	Fidessa Group plc (United Kingdom)	2,529,898

		6,729,097

	Asset Management & Custody Banks 2.9%
1,124,021	Aberdeen Asset Management plc (United Kingdom)	4,586,015
220,775	CETIP S.A. – Mercados Organizados (Brazil)	2,750,305
15,070	Partners Group Holding AG (Switzerland)	2,680,659

		10,016,979

	Auto Parts & Equipment 1.0%
21,195	Bosch Ltd. (India)	3,471,562

	Automotive Retail 1.3%
385,085	ARB Corp. Ltd. (Australia)	3,604,800
13,783	Delticom AG (Germany)	907,925

		4,512,725

	Biotechnology 2.3%
1,207,831	Abcam plc (United Kingdom)	7,900,802

	Brewers 1.0%
275,590	Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	3,530,901

	Casinos & Gaming 3.6%
1,893,069	Galaxy Entertainment Group Ltd.* (Hong Kong)	4,758,188
353,825	Melco Crown Entertainment Ltd. ADR* (China)	4,076,064
2,011,947	SJM Holdings Ltd. (Hong Kong)	3,759,732

		12,593,984

	Catalog Retail 0.7%
23,355	Hyundai Home Shopping Network Corp. (Korea)	2,285,593

	Coal & Consumable Fuels 1.7%
809,245	PT Indo Tambangraya Megah Tbk (Indonesia)	3,133,819
1,721,385	PT Tambang Batubara Bukit Asam (Persero) Tbk (Indonesia)	2,712,377

		5,846,196

	Commodity Chemicals 0.7%
1,030,100	TSRC Corp. (Taiwan)	2,552,975

	Construction & Engineering 0.7%
413,152	Kentz Corp. Ltd. (United Kingdom)	2,457,570

	Construction Materials 2.4%
2,151,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	4,008,945
3,736,935	PT Semen Gresik (Persero) Tbk (Indonesia)	4,535,293

		8,544,238

	Consumer Finance 1.6%
481,100	Mahindra & Mahindra Financial Services Ltd. (India)	5,640,359

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 2.1%
378,725	Wirecard AG (Germany)	$7,344,786

	Department Stores 1.9%
105,600	Lojas Renner S.A. (Brazil)	2,953,351
595,023	Woolworths Holdings Ltd. (South Africa)	3,664,541

		6,617,892

	Distributors 0.7%
2,717,607	Dah Chong Hong Holdings Ltd. (China)	2,448,997

	Diversified Banks 3.6%
1,594,000	Metropolitan Bank & Trust (Philippines)	3,518,142
8,886,019	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	3,797,095
1,530,103	Security Bank Corp. (Philippines)	5,198,822

		12,514,059

	Drug Retail 0.9%
499,940	Clicks Group Ltd. (South Africa)	3,290,278

	Electronic Equipment & Instruments 3.6%
1,462,520	Chroma ATE, Inc. (Taiwan)	3,338,655
550,463	Halma plc (United Kingdom)	3,609,203
290,576	Oxford Instruments plc (United Kingdom)	5,602,685

		12,550,543

	Fertilizers & Agricultural Chemicals 0.7%
220,169	Phosagro OAO GDR (Russia)	2,551,759

	Food Retail 1.2%
102,270	BIM Birlesik Magazalar A.S. (Turkey)	4,224,176

	Gold 1.8%
320,450	Koza Altin Isletmeleri A.S. (Turkey)	6,198,584

	Health Care Equipment 2.2%
168,150	Elekta AB, Class B (Sweden)	7,683,565

	Health Care Technology 1.1%
789	M3, Inc. (Japan)	3,779,848

	Human Resource & Employment Services 0.5%
270,874	Michael Page International plc (United Kingdom)	1,590,183

	Hypermarkets & Super Centers 1.6%
806,760	Big C Supercenter Public Co. Ltd.*** (Thailand)	5,410,576

	Industrial Machinery 4.3%
100,672	Andritz AG (Austria)	5,177,839
316,429	Rotork plc (United Kingdom)	9,803,490

		14,981,329

	Internet Retail 2.7%
132,978	ASOS plc* (United Kingdom)	3,710,642
99,830	Start Today Co. Ltd. (Japan)	1,396,383
287,401	Yoox S.p.A.* (Italy)	4,158,122

		9,265,147

	Internet Software & Services 2.7%
744,590	carsales.com Ltd. (Australia)	4,606,642
146,476	Kakaku.com, Inc. (Japan)	4,975,100

		9,581,742

	Life & Health Insurance 1.4%
1,015,816	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	1,513,070
539,825	Discovery Holdings Ltd. (South Africa)	3,436,513

		4,949,583

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Marine Ports & Services 2.8%
3,652,822	International Container Terminal Services, Inc. (Philippines)	$6,412,043
219,200	Santos Brasil Participacoes S.A.** (Brazil)	3,329,042

		9,741,085

	Multi-Sector Holdings 2.4%
7,917,744	First Pacific Co. Ltd. (Hong Kong)	8,233,982

	Oil & Gas Equipment & Services 3.1%
25,475	Core Laboratories N.V.	2,952,552
101,940	ShawCor Ltd., Class A (Canada)	3,689,162
154,440	TGS-NOPEC Geophysical Co. ASA (Norway)	4,165,119

		10,806,833

	Oil & Gas Exploration & Production 3.6%
1,174,300	Afren plc* (Nigeria)	1,912,168
178,923	Coastal Energy Co.* (Thailand)	2,354,597
528,422	Gran Tierra Energy, Inc.* (Colombia)	2,594,552
541,296	Premier Oil plc* (United Kingdom)	2,880,872
148,940	TransGlobe Energy Corp.* (Egypt)	1,325,211
182,385	Zhaikmunai L.P. GDR* (Kazakhstan)	1,552,511

		12,619,911

	Packaged Foods & Meats 2.2%
62,642	GlaxoSmithKline Consumer Healthcare Ltd. (India)	3,088,613
5,371,262	Vitasoy International Holdings Ltd. (Hong Kong)	4,514,235

		7,602,848

	Personal Products 1.1%
357,070	Godrej Consumer Products Ltd. (India)	3,681,838

	Pharmaceuticals 0.9%
7,633,540	PT Kalbe Farma Tbk (Indonesia)	3,087,125

	Publishing 1.4%
200,460	Rightmove plc (United Kingdom)	5,017,658

	Real Estate Operating Companies 1.5%
215,800	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	5,265,269

	Research & Consulting Services 1.7%
107,815	Campbell Brothers Ltd. (Australia)	6,049,322

	Restaurants 1.4%
341,147	Toridoll.corp (Japan)	4,814,075

	Specialized Finance 0.7%
273,400	Oslo Bors VPS Holding ASA (Norway)	2,410,085

	Specialty Stores 2.5%
1,641,682	L’Occitane International S.A. (Luxembourg)	4,556,592
6,837,430	Sa Sa International Holdings Ltd. (Hong Kong)	4,323,493

		8,880,085

	Thrifts & Mortgage Finance 2.4%
276,791	Gruh Finance Ltd. (India)	3,569,010
1,007,833	LIC Housing Finance Ltd. (India)	4,893,571

		8,462,581

	Trading Companies & Distributors 3.7%
453,457	MonotaRO Co. Ltd. (Japan)	10,092,104
359,100	Seven Group Holdings Ltd. (Australia)	2,873,884

		12,965,988

	Total Common Stocks (cost $255,396,014)	315,669,053

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.8%

	Footwear 0.8%
417,450	Alpargatas S.A. Pfd. (Brazil)	$2,776,301

	Total Preferred Stocks (cost $2,641,487)	2,776,301

Principal Amount		Value

	SHORT-TERM INVESTMENTS 8.5%

	Repurchase Agreement 8.5%
$29,762,412	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $27,140,000 of United States Treasury Notes 2.750% due 2/15/19; value: $30,362,875; repurchase proceeds: $29,762,437 (cost $29,762,412)	$29,762,412

	Total Short-Term Investments (cost $29,762,412)	29,762,412

	Total Investments (cost $287,799,913) 99.8%§	348,207,766
	Other Assets less Liabilities 0.2%	679,055

	NET ASSETS 100.0%	$348,886,821

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 75.43%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

NVDR Non-Voting Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	6.7
Austria	1.6
Brazil	6.3
Canada	2.5
China	2.1
Colombia	0.8
Egypt	0.4
Germany	2.6
Hong Kong	8.0
India	7.7
Indonesia	6.7
Italy	2.6
Japan	7.9
Kazakhstan	0.5
Korea	0.7
Luxembourg	1.4
Nigeria	0.6
Norway	2.1
Philippines	4.8

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Russia	0.8
South Africa	4.3
Sweden	2.4
Switzerland	0.8
Taiwan	1.9
Thailand	2.9
Turkey	4.4
United Kingdom	15.6
United States	0.9

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 93.9%

	Apparel Retail 1.4%
2,565,905	IT Ltd. (Hong Kong)	$1,121,706
2,435,225	Padini Holdings Berhad (Malaysia)	1,418,179

		2,539,885

	Apparel, Accessories & Luxury Goods 4.6%
36,908	Gerry Weber International AG (Germany)	1,526,842
36,300	Page Industries Ltd. (India)	1,884,319
515,100	Restoque Comercio e Confeccoes de Roupas S.A. (Brazil)	2,628,100
163,206	Ted Baker plc (United Kingdom)	2,306,971

		8,346,232

	Application Software 3.4%
163,000	Computer Modelling Group Ltd. (Canada)	2,780,565
64,288	Fidessa Group plc (United Kingdom)	1,566,050
1,539,295	Technology One Ltd. (Australia)	1,847,785

		6,194,400

	Auto Parts & Equipment 1.0%
69,407	WABCO India Ltd. (India)	1,873,669

	Biotechnology 2.2%
614,468	Abcam plc (United Kingdom)	4,019,428

	Brewers 2.1%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,381,059
102,990	Olvi Oyj, Class A (Finland)	2,443,346

		3,824,405

	Building Products 0.7%
816,500	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	1,317,558

	Catalog Retail 0.8%
14,240	Hyundai Home Shopping Network Corp. (Korea)	1,393,570

	Coal & Consumable Fuels 1.0%
3,842,115	PT Resource Alam Indonesia Tbk (Indonesia)	1,739,112

	Commodity Chemicals 2.9%
1,224,627	Berger Paints India Ltd. (India)	3,027,684
130,700	Tikkurila Oyj (Finland)	2,228,594

		5,256,278

	Construction & Engineering 1.2%
190,615	Kentz Corp. Ltd. (United Kingdom)	1,133,844
144,478	Lycopodium Ltd. (Australia)	990,006

		2,123,850

	Construction & Farm Machinery & Heavy Trucks 1.0%
48,845	Eicher Motors Ltd. (India)	1,753,912

	Construction Materials 0.7%
6,997,973	Diamond Building Products Public Co. Ltd.*** (Thailand)	1,366,103

	Data Processing & Outsourced Services 2.8%
80,000	GMO Payment Gateway, Inc. (Japan)	1,578,560
183,361	Wirecard AG (Germany)	3,556,003

		5,134,563

	Department Stores 0.2%
379,489	Parkson Retail Asia Ltd.* (Malaysia)	425,809

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Diversified Banks 2.4%
4,170,000	EastWest Banking Corp.* (Philippines)	$1,870,488
5,922,575	South Indian Bank Ltd. (India)	2,574,931

		4,445,419

	Diversified Metals & Mining 0.7%
702,700	Imdex Ltd. (Australia)	1,286,967

	Diversified Support Services 0.5%
256,000	Vicom Ltd. (Singapore)	833,839

	Drug Retail 1.4%
37,353	Cosmos Pharmaceutical Corp. (Japan)	2,480,250

	Electrical Components & Equipment 1.0%
324,070	Amara Raja Batteries Ltd. (India)	1,767,211

	Electronic Equipment & Instruments 1.5%
143,460	Oxford Instruments plc (United Kingdom)	2,766,096

	Environmental & Facilities Services 0.8%
465,656	RPS Group plc (United Kingdom)	1,525,711

	Food Retail 1.9%
31,800	Philippine Seven Corp. (Philippines)	36,830
2,382,000	PT Sumber Alfaria Trijaya Tbk* (Indonesia)	1,219,577
75,942	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	2,175,297

		3,431,704

	Footwear 1.2%
139,320	Bata India Ltd. (India)	2,182,398

	General Merchandise Stores 2.4%
5,701,500	PT Mitra Adiperkasa Tbk (Indonesia)	4,377,299

	Gold 1.5%
139,704	Koza Altin Isletmeleri A.S. (Turkey)	2,702,346

	Health Care Facilities 2.7%
1,719,730	KPJ Healthcare Berhad (Malaysia)	3,196,755
944,385	Raffles Medical Group Ltd. (Singapore)	1,652,615

		4,849,370

	Health Care Supplies 0.8%
19,706	Sartorius Stedim Biotech (France)	1,445,351

	Heavy Electrical Equipment 0.6%
216,583	TD Power Systems Ltd.* (India)	1,146,239

	Household Appliances 1.1%
35,400	TTK Prestige Ltd. (India)	1,964,490

	Hypermarkets & Super Centers 1.7%
4,919,300	Puregold Price Club, Inc. (Philippines)	3,175,496

	Industrial Machinery 1.7%
61,700	FAG Bearings India Ltd. (India)	1,599,466
132,047	SKF India Ltd. (India)	1,455,425

		3,054,891

	Internet Retail 3.2%
864,000	Webjet Ltd. (Australia)	3,005,728
190,396	Yoox S.p.A.* (Italy)	2,754,652

		5,760,380

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Internet Software & Services 2.4%
76,000	Kakaku.com, Inc. (Japan)	$2,581,362
307,000	PChome Online, Inc. (Taiwan)	1,740,420

		4,321,782

	IT Consulting & Other Services 2.7%
612,325	EOH Holdings Ltd. (South Africa)	2,624,062
15,625,000	PT Astra Graphia Tbk (Indonesia)	2,270,786

		4,894,848

	Metal & Glass Containers 1.0%
119,158	Winpak Ltd. (Canada)	1,846,613

	Office Services & Supplies 1.0%
92,804	Adel Kalemcilik Ticaret ve Sanayi AS (Turkey)	1,760,493

	Oil & Gas Exploration & Production 2.9%
766,591	Afren plc* (Nigeria)	1,248,277
99,210	Coastal Energy Co.* (Thailand)	1,305,587
269,711	Gran Tierra Energy, Inc.* (Colombia)	1,324,281
149,050	TransGlobe Energy Corp.* (Egypt)	1,326,190

		5,204,335

	Oil & Gas Refining & Marketing 0.9%
8,519	Hankook Shell Oil Co. Ltd. (Korea)	1,593,094

	Packaged Foods & Meats 9.5%
869,300	Grupo Herdez S.A.B. de C.V. (Mexico)	1,998,158
1,253,000	Petra Foods Ltd. (Singapore)	2,472,376
183,660	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,540,113
4,799,000	PT Nippon Indosari Corpindo Tbk (Indonesia)	2,121,199
671,303	Standard Foods Corp. (Taiwan)	1,943,734
2,493,000	Super Group Ltd. (Singapore)	4,143,274
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	3,145,875

		17,364,729

	Photographic Products 1.5%
75,113	Mobotix AG (Germany)	1,805,914
2,829,500	PT Modern Internasional Tbk (Indonesia)	953,194

		2,759,108

	Regional Banks 0.6%
345,400	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,011,872

	Research & Consulting Services 2.8%
125,187	eClerx Services Ltd. (India)	1,378,884
69,600	Nihon M&A Center, Inc. (Japan)	2,122,425
638,531	Sporton International, Inc. (Taiwan)	1,546,682

		5,047,991

	Restaurants 4.6%
313,067	Domino’s Pizza Enterprises Ltd. (Australia)	3,238,854
271,057	Famous Brands Ltd. (South Africa)	2,088,445
222,595	Toridoll.corp (Japan)	3,141,136

		8,468,435

	Specialized Finance 0.8%
174,495	Oslo Bors VPS Holding ASA (Norway)	1,538,214

	Specialty Chemicals 1.1%
673,719	DuluxGroup Ltd. (Australia)	2,093,454

	Thrifts & Mortgage Finance 1.0%
616,704	Dewan Housing Finance Corp. Ltd. (India)	1,834,356

	Tires & Rubber 0.6%
199,183	Goodyear India Ltd. (India)	1,121,575

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Tobacco 0.9%
26,488	Godfrey Phillips India Ltd. (India)	$1,682,331

	Trading Companies & Distributors 5.6%
33,727	Indutrade AB (Sweden)	924,553
305,460	MonotaRO Co. Ltd. (Japan)	6,798,294
2,507,500	PT Hexindo Adiperkasa Tbk (Indonesia)	2,440,275

		10,163,122

	Trucking 0.9%
113,766	Tegma Gestao Logistica (Brazil)	1,722,145

	Total Common Stocks (cost $149,096,575)	170,932,728

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.2%

	Repurchase Agreement 6.2%
$11,357,993	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $10,360,000 of United States Treasury Notes 2.750% due 2/15/19; value: $11,590,250; repurchase proceeds: $11,358,002 (cost $11,357,993)	$11,357,993

	Total Short-Term Investments (cost $11,357,993)	11,357,993

	Total Investments (cost $160,454,568) 100.1%§	182,290,721
	Liabilities less Other Assets (0.1%)	(235,907)

	NET ASSETS 100.0%	$182,054,814

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 75.99%.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	7.3
Brazil	2.5
Canada	2.7
Colombia	0.8
Egypt	0.8
Finland	2.7
France	0.8
Germany	4.0
Hong Kong	2.5
India	15.9
Indonesia	8.9
Israel	1.3
Italy	1.6
Japan	10.9
Korea	1.8
Malaysia	3.8

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Mexico	1.8
Nigeria	0.7
Norway	0.9
Philippines	3.0
Singapore	5.3
South Africa	2.8
Sweden	0.5
Taiwan	3.1
Thailand	2.3
Turkey	3.5
United Kingdom	7.8

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Aerospace & Defense 4.0%
277,000	L-3 Communications Holdings, Inc.	$20,500,770
343,000	Raytheon Co.	19,410,370
359,000	Rockwell Collins, Inc.	17,716,650

		57,627,790

	Agricultural Products 1.3%
638,368	Archer Daniels Midland Co.	18,844,623

	Asset Management & Custody Banks 2.7%
138,000	BlackRock, Inc.	23,435,160
349,000	Northern Trust Corp.	16,060,980

		39,496,140

	Auto Parts & Equipment 1.3%
659,000	Johnson Controls, Inc.	18,260,890

	Automobile Manufacturers 1.1%
1,687,000	Ford Motor Co.	16,178,330

	Communications Equipment 1.6%
567,000	Harris Corp.	23,728,950

	Computer & Electronics Retail 1.2%
804,000	Best Buy Co., Inc.	16,851,840

	Computer Hardware 0.8%
578,870	Hewlett-Packard Co.	11,641,076

	Construction & Engineering 1.3%
377,200	Fluor Corp.	18,611,048

	Construction & Farm Machinery & Heavy Trucks 1.3%
225,700	Deere & Co.	18,252,359

	Data Processing & Outsourced Services 1.1%
626,650	Computer Sciences Corp.	15,553,453

	Department Stores 1.0%
428,000	Macy’s, Inc.	14,701,800

	Diversified Chemicals 1.2%
341,875	E.I. du Pont de Nemours and Co.	17,288,619

	Drug Retail 3.0%
548,870	CVS Caremark Corp.	25,648,695
617,220	Walgreen Co.	18,257,368

		43,906,063

	Electric Utilities 2.9%
878,000	Duke Energy Corp.	20,246,680
316,000	NextEra Energy, Inc.	21,743,960

		41,990,640

	Electrical Components & Equipment 1.3%
397,230	Emerson Electric Co.	18,502,973

	Electronic Components 0.8%
859,600	Corning, Inc.	11,114,628

	Environmental & Facilities Services 1.5%
655,090	Waste Management, Inc.	21,880,006

	Food Distributors 1.6%
759,700	Sysco Corp.	22,646,657

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Gold 1.3%
517,000	Barrick Gold Corp. (Canada)	$19,423,690

	Health Care Distributors 1.7%
262,798	McKesson Corp.	24,637,313

	Health Care Equipment 4.9%
219,285	C.R. Bard, Inc.	23,559,980
702,000	Medtronic, Inc.	27,188,460
325,000	Zimmer Holdings, Inc.	20,917,000

		71,665,440

	Home Improvement Retail 0.8%
221,935	Home Depot, Inc. (The)	11,760,336

	Household Products 1.3%
232,000	Kimberly-Clark Corp.	19,434,640

	Hypermarkets & Super Centers 2.0%
414,680	Wal-Mart Stores, Inc.	28,911,490

	Industrial Machinery 1.3%
243,000	Parker Hannifin Corp.	18,681,840

	Insurance Brokers 1.6%
732,000	Marsh & McLennan Cos., Inc.	23,592,360

	Integrated Oil & Gas 1.4%
196,000	Chevron Corp.	20,678,000

	Integrated Telecommunication Services 1.5%
602,760	AT&T, Inc.	21,494,422

	Internet Software & Services 0.6%
216,000	eBay, Inc.*	9,074,160

	Investment Banking & Brokerage 1.1%
159,450	Goldman Sachs Group, Inc. (The)	15,284,877

	Life & Health Insurance 2.6%
662,350	MetLife, Inc.	20,433,498
867,610	Unum Group	16,597,379

		37,030,877

	Managed Health Care 1.6%
360,000	WellPoint, Inc.	22,964,400

	Multi-Line Insurance 1.9%
768,470	Genworth Financial, Inc., Class A*	4,349,540
582,809	Loews Corp.	23,842,716

		28,192,256

	Oil & Gas Drilling 2.5%
335,210	Ensco plc, Class A (United Kingdom)	15,744,814
447,995	Transocean Ltd. (Switzerland)	20,038,816

		35,783,630

	Oil & Gas Equipment & Services 2.0%
351,000	Halliburton Co.	9,964,890
299,000	National Oilwell Varco, Inc.	19,267,560

		29,232,450

	Oil & Gas Exploration & Production 5.5%
279,000	Anadarko Petroleum Corp.	18,469,800
408,000	ConocoPhillips	22,799,040
998,000	Marathon Oil Corp.	25,518,860
559,526	Ultra Petroleum Corp.*	12,908,265

		79,695,965

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Oil & Gas Storage & Transportation 2.4%
627,000	Spectra Energy Corp.	$18,220,620
574,560	Williams Cos., Inc. (The)	16,558,819

		34,779,439

	Other Diversified Financial Services 2.1%
832,000	JPMorgan Chase & Co.	29,727,360

	Packaged Foods & Meats 1.4%
382,010	HJ Heinz Co.	20,773,704

	Pharmaceuticals 6.8%
326,000	Abbott Laboratories	21,017,220
150,000	Johnson & Johnson	10,134,000
714,720	Merck & Co., Inc.	29,839,560
898,000	Pfizer, Inc.	20,654,000
415,342	Teva Pharmaceutical Industries Ltd. ADR (Israel)	16,381,088

		98,025,868

	Property & Casualty Insurance 3.6%
665,830	Allstate Corp. (The)	23,363,975
453,410	Travelers Cos., Inc. (The)	28,945,694

		52,309,669

	Regional Banks 1.7%
393,000	PNC Financial Services Group, Inc.	24,016,230

	Semiconductors 2.2%
1,220,000	Intel Corp.	32,513,000

	Soft Drinks 1.5%
299,000	PepsiCo, Inc.	21,127,340

	Specialized REITs 1.6%
1,019,350	Weyerhaeuser Co.	22,792,666

	Steel 1.3%
509,000	Nucor Corp.	19,291,100

	Systems Software 3.1%
862,000	Microsoft Corp.	26,368,580
1,295,220	Symantec Corp.*	18,923,164

		45,291,744

	Technology Distributors 1.4%
636,300	Avnet, Inc.*	19,636,218

	Water Utilities 1.3%
568,965	American Water Works Co., Inc.	19,504,120

	Total Common Stocks (cost $1,218,157,494)	1,404,404,489

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$46,404,292	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $42,310,000 of United States Treasury Notes 2.750% due 2/15/19; value: $47,334,313; repurchase proceeds: $46,404,330 (cost $46,404,292)	$46,404,292

	Total Short-Term Investments (cost $46,404,292)	46,404,292

	Total Investments (cost $1,264,561,786) 100.2%	1,450,808,781
	Liabilities less Other Assets (0.2%)	(3,001,260)

	NET ASSETS 100.0%	$1,447,807,521

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	1.4
Israel	1.2
Switzerland	1.4
United Kingdom	1.1
United States	94.9

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 82.9%

	Advertising 1.7%
1,873,400	Interpublic Group of Cos., Inc. (The)	$20,326,390

	Agricultural Products 0.6%
254,500	Archer Daniels Midland Co.‡	7,512,840

	Airlines 2.2%
2,887,600	Southwest Airlines Co.	26,623,672

	Apparel Retail 1.1%
855,194	Chico’s FAS, Inc.	12,691,079

	Automobile Manufacturers 2.0%
1,214,100	General Motors Co.*	23,942,052

	Automotive Retail 1.2%
1,408,600	Pep Boys-Manny, Moe & Jack (The)	13,945,140

	Communications Equipment 3.0%
2,121,200	Cisco Systems, Inc.‡	36,421,004

	Computer & Electronics Retail 1.1%
626,000	Best Buy Co., Inc.‡	13,120,960

	Computer Hardware 1.2%
2,344,000	Silicon Graphics International Corp.* ‡‡	15,048,480

	Construction & Engineering 1.5%
1,009,300	Aegion Corp.*	18,056,377

	Data Processing & Outsourced Services 4.3%
2,800,000	Convergys Corp.	41,356,000
612,700	Western Union Co. (The)‡	10,317,868

		51,673,868

	Drug Retail 0.8%
329,900	Walgreen Co.	9,758,442

	Electrical Components & Equipment 0.8%
212,100	Emerson Electric Co.	9,879,618

	Electronic Equipment & Instruments 0.7%
197,900	Itron, Inc.*	8,161,396

	Environmental & Facilities Services 2.2%
668,100	Republic Services, Inc.‡	17,677,926
259,200	Waste Management, Inc.‡	8,657,280

		26,335,206

	Fertilizers & Agricultural Chemicals 4.9%
1,081,400	Mosaic Co. (The)‡	59,217,464

	General Merchandise Stores 1.7%
344,000	Target Corp.‡	20,017,360

	Gold 1.7%
1,362,100	Yamana Gold, Inc. (Canada)	20,976,340

	Health Care Equipment 2.8%
188,500	Medtronic, Inc.‡	7,300,605
202,600	St. Jude Medical, Inc.	8,085,766
188,500	Stryker Corp.	10,386,350
874,945	Symmetry Medical, Inc.*	7,507,028

		33,279,749

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Health Care Supplies 0.9%
573,367	Alere, Inc.*	$11,146,255

	Heavy Electrical Equipment 0.4%
176,500	General Cable Corp.*	4,578,410

	Hypermarkets & Super Centers 1.4%
235,600	Wal-Mart Stores, Inc.‡	16,426,032

	Insurance Brokers 1.5%
377,000	Aon plc	17,636,060

	Internet Software & Services 2.8%
435,600	Akamai Technologies, Inc.*	13,830,300
353,500	Ancestry.com, Inc.*	9,731,855
518,400	WebMD Health Corp.*	10,632,384

		34,194,539

	Life & Health Insurance 3.3%
343,500	MetLife, Inc.	10,596,975
1,519,700	Unum Group‡	29,071,861

		39,668,836

	Multi-Line Insurance 4.3%
1,272,400	Loews Corp.‡	52,053,884

	Oil & Gas Drilling 10.1%
929,100	Ensco plc, Class A (United Kingdom)	43,639,827
140,900	Helmerich & Payne, Inc.	6,126,332
784,200	Noble Corp.	25,510,026
3,181,400	Patterson-UTI Energy, Inc.	46,321,184

		121,597,369

	Oil & Gas Equipment & Services 1.7%
710,000	Halliburton Co.	20,156,900

	Oil & Gas Exploration & Production 5.5%
184,964	Anadarko Petroleum Corp.	12,244,617
377,000	ConocoPhillips	21,066,760
310,164	Devon Energy Corp.‡	17,986,410
334,500	Energen Corp.‡	15,095,985

		66,393,772

	Pharmaceuticals 1.1%
245,100	Novartis AG ADR (Switzerland)	13,701,090

	Property & Casualty Insurance 3.9%
424,100	Allstate Corp. (The)‡	14,881,669
1,178,200	CNA Financial Corp.‡	32,659,704

		47,541,373

	Regional Banks 0.9%
768,200	Fifth Third Bancorp‡	10,293,880

	Research & Consulting Services 0.9%
848,300	Resources Connection, Inc.	10,434,090

	Restaurants 0.8%
149,700	Cracker Barrel Old Country Store, Inc.	9,401,160

	Semiconductors 1.9%
848,300	Intel Corp.	22,607,195

	Steel 0.6%
565,500	Commercial Metals Co.	7,147,920

	Systems Software 3.4%
781,600	Microsoft Corp.‡	23,909,144
589,100	Oracle Corp.	17,496,270

		41,405,414

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Trucking 1.1%
857,700	Knight Transportation, Inc.	$13,714,623

	Wireless Telecommunication Services 0.9%
400,600	Vodafone Group plc ADR (United Kingdom)	11,288,908

	Total Common Stocks (cost $981,965,252)	998,375,147

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.3%

	Repurchase Agreement 16.3%
$195,718,323	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $178,445,000 of United States Treasury Notes 2.750% due 2/15/19; value: $199,635,344; repurchase proceeds: $195,718,486 (cost $195,718,323)	$195,718,323

	Total Short-Term Investments (cost $195,718,323)	195,718,323

	Total Investments (cost $1,177,683,575) 99.2%	1,194,093,470
	Other Assets less Liabilities 0.8%	10,171,725

	NET ASSETS 100.0%	$1,204,265,195

Shares		Value
	SECURITIES SOLD SHORT 10.5%

	Aerospace & Defense 0.7%
112,213	Boeing Co. (The)	$8,337,426

	Application Software 1.9%
130,900	Salesforce.com, Inc.*	18,098,234
118,142	Solera Holdings, Inc.	4,937,154

		23,035,388

	Automotive Retail 0.9%
435,200	CarMax, Inc.*	11,289,088

	Cable & Satellite 1.2%
200,000	Charter Communications, Inc.*	14,174,000

	Casinos & Gaming 0.9%
250,000	Penn National Gaming, Inc.*	11,147,500

	Construction & Farm Machinery & Heavy Trucks 0.8%
110,000	Caterpillar, Inc.	9,340,100

	Electric Utilities 1.0%
315,500	Exelon Corp.	11,869,110

	Integrated Telecommunication Services 0.7%
205,707	Verizon Communications, Inc.	9,141,619

	Packaged Foods & Meats 1.0%
300,000	General Mills, Inc.	11,562,000

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Retail REITs 1.4%
360,000	Regency Centers Corp.	$17,125,200

	Total Securities Sold Short (proceeds $119,865,231)	$127,021,431

*Non-income producing.

‡All or a portion of this security has been designated as collateral for short sales (see Note 3).

‡‡Affiliated Company (see Note 7).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

Country	%
Canada	2.1
Switzerland	1.4
United Kingdom	5.5
United States	91.0

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 95.8%

	Air Freight & Logistics 0.6%
1,335,381	Goodpack Ltd. (Singapore)	$1,828,761

	Apparel Retail 2.7%
167,159	Body Central Corp.*	1,504,431
128,785	rue21, Inc.*	3,250,533
18,937	Tilly’s, Inc., Class A*	303,939
75,400	Zumiez, Inc.*	2,985,840

		8,044,743

	Application Software 8.4%
257,970	Exa Corp.*	2,737,062
212,785	Interactive Intelligence Group, Inc.*	6,002,665
60,422	RealPage, Inc.*	1,399,373
267,444	Tangoe, Inc.*	5,699,232
85,793	Tyler Technologies, Inc.*	3,461,747
64,326	Ultimate Software Group, Inc.*	5,732,733

		25,032,812

	Asset Management & Custody Banks 2.5%
37,422	Diamond Hill Investment Group, Inc.	2,929,768
54,625	Virtus Investment Partners, Inc.*	4,424,625

		7,354,393

	Automotive Retail 1.3%
116,260	Monro Muffler Brake, Inc.	3,864,482

	Biotechnology 2.1%
496,548	Abcam plc (United Kingdom)	3,248,077
258,770	Exact Sciences Corp.*	2,774,014
586,284	NeurogesX, Inc.*	175,885

		6,197,976

	Commercial Printing 1.8%
394,596	InnerWorkings, Inc.*	5,338,884

	Computer Storage & Peripherals 0.7%
290,211	Intevac, Inc.*	2,182,387

	Consumer Electronics 0.4%
81,852	Skullcandy, Inc.*	1,158,206

	Consumer Finance 2.8%
320,494	DFC Global Corp.*	5,906,705
154,567	Regional Management Corp.*	2,542,627

		8,449,332

	Data Processing & Outsourced Services 3.5%
120,511	ExlService Holdings, Inc.*	2,969,391
199,763	Higher One Holdings, Inc.*	2,441,104
266,630	Wirecard AG (Germany)	5,170,877

		10,581,372

	Diversified Banks 1.3%
4,154,569	City Union Bank Ltd. (India)	3,912,660

	Diversified Support Services 1.3%
132,803	Encore Capital Group, Inc.*	3,933,625

	Electronic Manufacturing Services 0.6%
44,420	IPG Photonics Corp.*	1,936,268

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Environmental & Facilities Services 1.7%
185,549	Heritage-Crystal Clean, Inc.*	$3,033,726
594,574	RPS Group plc (United Kingdom)	1,948,108

		4,981,834

	General Merchandise Stores 2.0%
369,655	Gordmans Stores, Inc.*	6,099,308

	Health Care Distributors 1.8%
50,901	MWI Veterinary Supply, Inc.*	5,231,096

	Health Care Equipment 6.1%
93,380	Abaxis, Inc.*	3,455,060
367,533	AtriCure, Inc.*	3,531,992
1,091,986	Cardica, Inc.*	2,052,934
10,770,429	LMA International N.V. (Singapore)	3,673,065
329,342	Novadaq Technologies, Inc.* (Canada)	2,196,711
123,741	NuVasive, Inc.*	3,138,072

		18,047,834

	Health Care Facilities 1.4%
145,553	Ensign Group, Inc. (The)	4,114,783

	Health Care Services 5.1%
154,347	Bio-Reference Laboratories, Inc.*	4,056,239
126,348	CorVel Corp.*	6,191,052
106,790	IPC The Hospitalist Co., Inc.*	4,839,723

		15,087,014

	Health Care Technology 2.0%
41,625	Computer Programs and Systems, Inc.	2,381,783
136,410	HealthStream, Inc.*	3,546,660

		5,928,443

	Human Resource & Employment Services 0.4%
216,181	CTPartners Executive Search, Inc.*	1,167,377

	Industrial Machinery 0.6%
59,567	Proto Labs, Inc.*	1,713,147

	Internet Retail 0.7%
125,241	MakeMyTrip Ltd.* (India)	2,057,710

	Internet Software & Services 8.2%
123,638	Angie’s List, Inc.*	1,958,426
217,595	DealerTrack Holdings, Inc.*	6,551,785
391,947	Envestnet, Inc.*	4,703,364
241,424	SciQuest, Inc.*	4,335,975
144,667	SPS Commerce, Inc.*	4,394,984
478,156	TechTarget, Inc.*	2,409,906

		24,354,440

	IT Consulting & Other Services 2.9%
338,811	hiSoft Technology International Ltd. ADR* (China)	4,855,161
269,301	ServiceSource International, Inc.*	3,729,819

		8,584,980

	Leisure Products 1.1%
339,569	Black Diamond, Inc.*	3,208,927

	Life Sciences Tools & Services 2.4%
118,621	Fluidigm Corp.*	1,784,060
187,499	ICON plc ADR* (Ireland)	4,224,353
188,440	ShangPharma Corp. ADR* (China)	1,283,276

		7,291,689

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 0.9%
180,915	Pason Systems, Inc. (Canada)	$2,643,766

	Oil & Gas Exploration & Production 0.8%
416,607	Triangle Petroleum Corp.*	2,324,667

	Pharmaceuticals 3.1%
391,682	Akorn, Inc.*	6,176,825
298,599	Cardiovascular Systems, Inc.*	2,923,284

		9,100,109

	Regional Banks 2.0%
352,730	BBCN Bancorp, Inc.*	3,841,230
253,381	Pacific Continental Corp.	2,247,489

		6,088,719

	Research & Consulting Services 2.8%
128,331	CRA International, Inc.*	1,885,182
206,865	eClerx Services Ltd. (India)	2,278,535
348,835	Resources Connection, Inc.	4,290,670

		8,454,387

	Restaurants 1.5%
74,550	Peet’s Coffee & Tea, Inc.*	4,475,982

	Semiconductor Equipment 0.5%
300,450	STR Holdings, Inc.*	1,370,052

	Semiconductors 6.1%
225,226	BCD Semiconductor Manufacturing Ltd. ADR* (China)	970,724
172,735	Melexis N.V. (Belgium)	2,683,501
42,979	NVE Corp.*	2,310,121
602,132	O2Micro International Ltd. ADR* (China)	2,655,402
206,227	Power Integrations, Inc.	7,692,267
73,113	Volterra Semiconductor Corp.*	1,714,500

		18,026,515

	Specialized Finance 0.0%
154,000	Goldwater Bank, N.A.* *** † ‡‡	23,562

	Specialty Chemicals 0.2%
197,100	EcoSynthetix, Inc.* (Canada)	754,913

	Specialty Stores 2.4%
121,855	Hibbett Sports, Inc.*	7,032,252

	Systems Software 2.1%
231,111	OPNET Technologies, Inc.	6,145,242

	Thrifts & Mortgage Finance 1.1%
578,300	Dewan Housing Finance Corp. Ltd. (India)	1,720,125
116,773	Gruh Finance Ltd. (India)	1,505,699

		3,225,824

	Trading Companies & Distributors 2.5%
200,328	CAI International, Inc.*	3,982,520
251,892	Rush Enterprises, Inc., Class B*	3,380,391

		7,362,911

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Trucking 3.4%
245,292	Marten Transport Ltd.	$5,214,908
88,277	Old Dominion Freight Line, Inc.*	3,821,511
201,253	Vitran Corp., Inc.*	1,207,518

		10,243,937

	Total Common Stocks (cost $219,327,957)	284,957,321

	PREFERRED STOCKS 0.7%

	Regional Banks 0.7%
434,600	Banco Daycoval S.A. Pfd. (Brazil)	2,031,879

	Total Preferred Stocks (cost $1,639,882)	2,031,879

	WARRANTS 0.1%

	Biotechnology 0.0%
145,349	NeurogesX, Inc., expiring 7/22/16* *** †	1,454

	Health Care Equipment 0.1%
322,500	Cardica, Inc., expiring 9/29/14* *** †	203,175

	Total Warrants (cost $58,481)	204,629

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$8,746,231	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $7,975,000 of United States Treasury Notes 2.750% due 02/15/19; value: $8,922,031; repurchase proceeds: $8,746,239 (cost $8,746,231)	$8,746,231

	Total Short-Term Investments (cost $8,746,231)	8,746,231

	Total Investments (cost $229,772,551) 99.5%§	295,940,060
	Other Assets less Liabilities 0.5%	1,478,493

	NET ASSETS 100.0%	$297,418,553

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡‡Affiliated Company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.14%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Belgium	0.9
Brazil	0.7
Canada	2.0
China	3.4

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Germany	1.8
India	4.0
Ireland	1.5
Singapore	1.9
United Kingdom	1.8
United States	82.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 90.4%

	Aerospace & Defense 0.8%
100,000	CPI Aerostructures, Inc.*	$1,100,000

	Airlines 1.5%
29,000	Allegiant Travel Co.*	2,020,720

	Apparel Retail 2.6%
93,000	Body Central Corp.*	837,000
2,900,000	Padini Holdings Berhad (Malaysia)	1,688,846
40,000	rue21, Inc.*	1,009,600

		3,535,446

	Apparel, Accessories & Luxury Goods 0.6%
60,000	Ted Baker plc (United Kingdom)	848,120

	Application Software 4.1%
159,000	American Software, Inc., Class A	1,264,050
167,000	ClickSoftware Technologies Ltd. (Israel)	1,351,030
120,919	Exa Corp.*	1,282,951
60,820	Interactive Intelligence Group, Inc.*	1,715,732

		5,613,763

	Asset Management & Custody Banks 2.5%
42,500	Virtus Investment Partners, Inc.*	3,442,500

	Auto Parts & Equipment 1.1%
59,000	Dorman Products, Inc.*	1,480,310

	Automotive Retail 1.5%
15,000	Delticom AG (Germany)	988,092
100,000	Pep Boys-Manny, Moe & Jack (The)	990,000

		1,978,092

	Casinos & Gaming 0.9%
2,700,000	NagaCorp Ltd. (Cambodia)	1,207,496

	Commercial Printing 2.5%
95,000	Ennis, Inc.	1,461,100
145,000	InnerWorkings, Inc.*	1,961,850

		3,422,950

	Communications Equipment 0.5%
81,616	Alliance Fiber Optic Products, Inc.* ‡	729,647

	Computer Storage & Peripherals 0.7%
120,000	Intevac, Inc.*	902,400

	Construction & Engineering 2.0%
80,000	Argan, Inc.	1,118,400
63,500	Michael Baker Corp.*	1,656,715

		2,775,115

	Construction Materials 2.0%
113,000	Caesar Stone Sdot Yam Ltd.* (Israel)	1,368,430
7,300,000	Diamond Building Products Public Co. Ltd.*** (Thailand)	1,425,063

		2,793,493

	Consumer Finance 4.3%
102,000	DFC Global Corp.*	1,879,860
67,000	First Cash Financial Services, Inc.*	2,691,390
79,000	Regional Management Corp.*	1,299,550

		5,870,800

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 0.8%
84,505	Higher One Holdings, Inc.*	$1,032,651

	Department Stores 0.1%
166,511	Parkson Retail Asia Ltd.* (Malaysia)	186,835

	Diversified Banks 2.0%
2,200,000	City Union Bank Ltd. (India)	2,071,900
1,034,300	EastWest Banking Corp.* (Philippines)	463,944
55,556	Idaho Trust Bancorp* *** †	175,001

		2,710,845

	Diversified Support Services 1.6%
75,000	Encore Capital Group, Inc.*	2,221,500

	Electrical Components & Equipment 1.0%
27,000	Franklin Electric Co., Inc.	1,380,510

	Environmental & Facilities Services 0.9%
77,000	Heritage-Crystal Clean, Inc.*	1,258,950

	Food Retail 1.1%
146,000	Roundy’s, Inc.	1,490,660

	General Merchandise Stores 1.1%
90,000	Gordmans Stores, Inc.*	1,485,000

	Health Care Equipment 4.0%
160,000	AtriCure, Inc.*	1,537,600
276,300	Cardica, Inc.*	519,444
76,000	NuVasive, Inc.*	1,927,360
500,000	Solta Medical, Inc.*	1,465,000

		5,449,404

	Health Care Facilities 3.0%
422,508	CVS Group plc (United Kingdom)	851,207
47,000	Ensign Group, Inc. (The)	1,328,690
1,000,000	KPJ Healthcare Berhad (Malaysia)	1,858,870

		4,038,767

	Health Care Services 5.0%
68,000	Bio-Reference Laboratories, Inc.*	1,787,040
32,000	CorVel Corp.*	1,568,000
41,000	IPC The Hospitalist Co., Inc.*	1,858,120
120,000	MModal, Inc.*	1,557,600
2,057	National Research Corp.	107,684

		6,878,444

	Health Care Supplies 1.3%
25,000	Sartorius Stedim Biotech (France)	1,833,643

	Home Improvement Retail 2.3%
43,000	Lumber Liquidators Holdings, Inc.*	1,452,970
4,800,000	Siam Global House Public Co. Ltd.*** (Thailand)	1,632,242

		3,085,212

	Hotels, Resorts & Cruise Lines 0.5%
81,000	Orient-Express Hotels Ltd., Class A*	677,970

	Household Appliances 0.9%
31,000	SodaStream International Ltd.* (Israel)	1,270,070

	Hypermarkets & Super Centers 1.7%
3,600,000	Puregold Price Club, Inc. (Philippines)	2,323,864

	Industrial Machinery 0.4%
25,718	Hurco Cos., Inc.*	526,962

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Internet Retail 0.0%
260	CafePress, Inc.*	$3,869

	Internet Software & Services 2.6%
74,000	Ancestry.com, Inc.*	2,037,220
138,000	Perficient, Inc.*	1,549,740

		3,586,960

	Leisure Products 2.4%
148,000	Black Diamond, Inc.*	1,398,600
222,000	Smith & Wesson Holding Corp.*	1,844,820

		3,243,420

	Mortgage REITs 3.3%
143,000	Colony Financial, Inc.	2,473,900
395,000	NorthStar Realty Finance Corp.	2,061,900

		4,535,800

	Office REITs 1.3%
7,500,000	Prosperity REIT (Hong Kong)	1,719,486

	Oil & Gas Equipment & Services 0.4%
261,000	Electromagnetic GeoServices AS* (Norway)	577,135

	Oil & Gas Exploration & Production 1.3%
350,000	Abraxas Petroleum Corp.* ‡	1,116,500
82,000	Evolution Petroleum Corp.*	683,880

		1,800,380

	Packaged Foods & Meats 2.4%
1,000,000	Super Group Ltd. (Singapore)	1,661,963
2,000,000	Vitasoy International Holdings Ltd. (Hong Kong)	1,680,884

		3,342,847

	Pharmaceuticals 0.4%
50,000	Torrent Pharmaceuticals Ltd. (India)	538,063

	Regional Banks 4.4%
98,000	Eagle Bancorp, Inc.*	1,543,500
48,000	First of Long Island Corp. (The)	1,390,560
66,000	Lakeland Financial Corp.	1,770,780
120,000	MetroCorp Bancshares, Inc.*	1,280,400

		5,985,240

	Research & Consulting Services 0.9%
40,000	Huron Consulting Group, Inc.*	1,266,000

	Restaurants 1.5%
160,000	Caribou Coffee Co., Inc.*	2,065,600

	Semiconductor Equipment 0.9%
199,000	Photronics, Inc.*	1,213,900

	Semiconductors 0.9%
53,000	Volterra Semiconductor Corp.*	1,242,850

	Specialized Finance 0.0%
41,900	Goldwater Bank, N.A.*** †	6,411

	Specialty Chemicals 1.7%
75,000	GSE Holding, Inc.*	792,750
79,000	KMG Chemicals, Inc.	1,523,120
		2,315,870

	Steel 1.0%
27,000	Haynes International, Inc.	1,375,380

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Systems Software 1.9%
10,000	Infoblox, Inc.*	$229,300
74,000	OPNET Technologies, Inc.	1,967,660
25,000	Proofpoint, Inc.*	423,750

		2,620,710

	Thrifts & Mortgage Finance 3.8%
200,000	Beneficial Mutual Bancorp, Inc.*	1,726,000
109,000	BofI Holding, Inc.*	2,153,840
100,000	Ocean Shore Holding Co.	1,265,000

		5,144,840

	Trading Companies & Distributors 2.8%
90,000	Beacon Roofing Supply, Inc.*	2,269,800
77,000	CAI International, Inc.*	1,530,760

		3,800,560

	Trucking 1.2%
80,000	Marten Transport Ltd.	1,700,800

	Total Common Stocks (cost $100,974,221)	123,658,260

	PREFERRED STOCKS 0.4%

	Pharmaceuticals 0.4%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.*** †	625,262

	Total Preferred Stocks (cost $499,999)	625,262

	WARRANTS 0.1%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** †	—
50,000	NeurogesX, Inc., expiring 7/22/16* *** †	500

		500

	Health Care Equipment 0.1%
110,500	Cardica, Inc., expiring 9/29/14* *** †	69,615

	Total Warrants (cost $23,862)	70,115

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.5%

	Repurchase Agreement 9.5%
$12,927,538	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $11,790,000 of United States Treasury Notes 2.750% due 2/15/19; value: $13,190,063; repurchase proceeds: $12,927,549‡ (cost $12,927,538)	$12,927,538

	Total Short-Term Investments (cost $12,927,538)	12,927,538

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	Total Investments (cost $114,425,620) 100.4%§	$137,281,175
	Liabilities less Other Assets (0.4%)	(558,475)

	NET ASSETS 100.0%	$136,722,700

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.1%
3,000,000 EUR	USD, State Street Bank And Trust Co., settlement date 9/10/12, (cost $3,951,000, value $3,799,603)	$151,397

	Total Forward Foreign Currency Exchange Contracts Short (cost $3,951,000, value $3,799,603)	151,397

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for forward foreign currency exchange contracts (see Note 4).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.06%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

Country	%
Cambodia	1.0
France	1.5
Germany	0.8
Hong Kong	2.7
India	2.1
Israel	3.2
Malaysia	3.0
Norway	0.5
Philippines	2.2
Singapore	1.3
Thailand	2.5
United Kingdom	1.4
United States	77.8

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 92.4%

	Aerospace & Defense 1.7%
901,391	HEICO Corp., Class A	$29,078,874

	Air Freight & Logistics 2.3%
36,319,023	Aramex PJSC (United Arab Emirates)	17,400,174
617,502	HUB Group, Inc., Class A*	22,353,572

		39,753,746

	Airlines 0.7%
164,502	Allegiant Travel Co.*	11,462,499

	Apparel Retail 3.3%
1,145,050	Chico’s FAS, Inc.	16,992,542
865,090	rue21, Inc.*	21,834,872
467,720	Zumiez, Inc.*	18,521,712

		57,349,126

	Application Software 8.4%
441,142	Concur Technologies, Inc.*	30,041,770
77,807	FactSet Research Systems, Inc.	7,231,382
1,304,660	RealPage, Inc.*	30,215,926
857,881	Ultimate Software Group, Inc.*	76,454,355

		143,943,433

	Automotive Retail 2.4%
572,906	Monro Muffler Brake, Inc.	19,043,396
259,543	O’Reilly Automotive, Inc.*	21,741,917

		40,785,313

	Biotechnology 3.6%
1,794,615	Exact Sciences Corp.*	19,238,273
398,079	Myriad Genetics, Inc.*	9,462,338
3,882,558	NeurogesX, Inc.* ‡‡	1,164,767
645,125	Sangamo Biosciences, Inc.*	3,561,090
1,101,057	Seattle Genetics, Inc.*	27,955,837

		61,382,305

	Computer Storage & Peripherals 0.1%
125,140	Fusion-io, Inc.*	2,614,175

	Data Processing & Outsourced Services 5.1%
530,574	ExlService Holdings, Inc.*	13,073,343
985,273	Higher One Holdings, Inc.*	12,040,036
429,894	Syntel, Inc.	26,094,566
1,911,100	Wirecard AG (Germany)	37,062,833

		88,270,778

	Distributors 1.2%
619,623	LKQ Corp.*	20,695,408

	Diversified Banks 3.1%
761,965	HDFC Bank Ltd. ADR (India)	24,840,059
4,581,117	Yes Bank Ltd.* (India)	27,983,512

		52,823,571

	Diversified Support Services 1.6%
1,124,516	Copart, Inc.*	26,639,784
66,375	Ritchie Bros. Auctioneers, Inc. (Canada)	1,410,469

		28,050,253

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Electrical Components & Equipment 1.4%
618,337	Polypore International, Inc.*	$24,974,631

	Electronic Manufacturing Services 0.8%
310,433	IPG Photonics Corp.*	13,531,774

	Environmental & Facilities Services 1.7%
1,278,634	RPS Group plc (United Kingdom)	4,189,414
939,995	Tetra Tech, Inc.*	24,515,070

		28,704,484

	Health Care Distributors 1.6%
264,672	MWI Veterinary Supply, Inc.*	27,200,341

	Health Care Equipment 1.5%
548,950	Abaxis, Inc.*	20,311,150
487,760	DexCom, Inc.*	6,321,369
24,690	Zonare Medical Systems, Inc.* *** †	247

		26,632,766

	Health Care Services 0.6%
142,820	MEDNAX, Inc.*	9,788,883

	Health Care Technology 0.7%
215,273	Computer Programs and Systems, Inc.	12,317,921

	Industrial Machinery 1.3%
484,674	Graco, Inc.	22,333,778

	Internet Retail 3.6%
164,346	ASOS plc* (United Kingdom)	4,585,941
537,386	Blue Nile, Inc.*	15,965,738
982,827	MakeMyTrip Ltd.* (India)	16,147,848
257,684	Shutterfly, Inc.*	7,908,322
738,027	Yoox S.p.A.* (Italy)	10,677,785
186,046	zooplus AG* (Germany)	6,095,516

		61,381,150

	Internet Software & Services 4.3%
940,705	Angie’s List, Inc.*	14,900,767
17,935	CoStar Group, Inc.*	1,456,322
800,225	DealerTrack Holdings, Inc.*	24,094,775
26,366	Millennial Media, Inc.*	347,768
663,972	SciQuest, Inc.*	11,924,937
656,681	Vistaprint N.V.*	21,210,796

		73,935,365

	IT Consulting & Other Services 1.6%
275,737	Cognizant Technology Solutions Corp., Class A*	16,544,220
782,975	ServiceSource International, Inc.*	10,844,204

		27,388,424

	Leisure Facilities 2.7%
1,018,728	Life Time Fitness, Inc.*	47,381,039

	Life Sciences Tools & Services 4.3%
721,002	Divi’s Laboratories Ltd.* (India)	13,301,011
709,685	Fluidigm Corp.*	10,673,662
1,256,063	ICON plc ADR* (Ireland)	28,299,099
287,547	Techne Corp.	21,335,988

		73,609,760

	Oil & Gas Equipment & Services 3.6%
334,085	Dril-Quip, Inc.*	21,912,635
903,720	Pason Systems, Inc. (Canada)	13,206,338
382,702	ShawCor Ltd., Class A (Canada)	13,849,810
496,825	TGS-NOPEC Geophysical Co. ASA (Norway)	13,398,959

		62,367,742

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.4%
978,179	Northern Oil and Gas, Inc.*	$15,592,173
3,387,260	Premier Oil plc* (United Kingdom)	18,027,588
784,115	TransGlobe Energy Corp.* (Egypt)	7,017,829

		40,637,590

	Oil & Gas Refining & Marketing 0.1%
203,175	Amyris, Inc.*	900,065

	Packaged Foods & Meats 1.2%
2,461	Annie’s, Inc.*	103,018
411,088	GlaxoSmithKline Consumer Healthcare Ltd. (India)	20,269,019

		20,372,037

	Personal Products 0.7%
582,400	Colgate-Palmolive India Ltd. (India)	12,535,950

	Pharmaceuticals 0.4%
659,439	Cempra, Inc.*	6,172,349

	Research & Consulting Services 2.6%
394,337	CRA International, Inc.*	5,792,810
1,618,614	Resources Connection, Inc.‡	19,908,952
642,823	Stantec, Inc. (Canada)	18,384,738

		44,086,500

	Restaurants 2.8%
614,680	Jubilant Foodworks Ltd.* (India)	12,929,423
588,843	Peet’s Coffee & Tea, Inc.*	35,354,134

		48,283,557

	Semiconductors 5.7%
497,561	Hittite Microwave Corp.*	25,435,318
1,483,018	Power Integrations, Inc.‡‡	55,316,572
440,959	Silicon Laboratories, Inc.*	16,712,346

		97,464,236

	Specialized Finance 1.4%
708,325	MSCI, Inc., Class A*	24,097,216

	Specialty Stores 2.4%
723,503	Hibbett Sports, Inc.*	41,753,358

	Systems Software 3.1%
498,519	NetSuite, Inc.*	27,303,886
494,311	Sourcefire, Inc.*	25,407,585

		52,711,471

	Trading Companies & Distributors 2.1%
547,600	MSC Industrial Direct Co., Inc., Class A	35,895,180

	Trucking 4.3%
120,800	J.B. Hunt Transport Services, Inc.	7,199,680
4,221,115	Knight Transportation, Inc.‡ ‡‡	67,495,629

		74,695,309

	Total Common Stocks (cost $1,096,042,299)	1,587,362,357

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.1%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$776,271
161,519	Nanosys, Inc., Series E Pfd.* *** †	184,939

		961,210

	Total Preferred Stocks (cost $2,184,939)	961,210

	LIMITED PARTNERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
	Greenspring Global Partners II-B, L.P.*** †	5,006,329
	Greenspring Global Partners III-B, L.P.*** †	1,608,014

		6,614,343

	Total Limited Partnership Interest (cost $5,878,853)	6,614,343

	WARRANTS 0.0%

	Biotechnology 0.0%
1,941,279	NeurogesX, Inc., expiring 7/22/16* *** †	19,413

	Total Warrants (cost $242,660)	19,413

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.3%

	Repurchase Agreement 7.3%
$125,797,664	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $114,695,000 of United States Treasury Notes 2.750% due 2/15/19; value: $128,315,031; repurchase proceeds: $125,797,769‡ (cost $125,797,664)	$125,797,664

	Total Short-Term Investments (cost $125,797,664)	125,797,664

	Total Investments (cost $1,230,146,415) 100.2%§	1,720,754,987
	Liabilities less Other Assets (0.2%)	(3,261,515)

	NET ASSETS 100.0%	$1,717,493,472

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated Company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 11.56%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	2.9
Egypt	0.4
Germany	2.7
India	8.0
Ireland	1.8
Italy	0.7
Norway	0.9
United Arab Emirates	1.1
United Kingdom	1.7
United States	79.8

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 96.7%

	Aerospace & Defense 2.2%
117,400	HEICO Corp., Class A	$3,787,324

	Agricultural Products 1.9%
198,756	Darling International, Inc.*	3,277,486

	Airlines 1.8%
45,780	Allegiant Travel Co.*	3,189,950

	Airport Services 1.2%
161,383	Wesco Aircraft Holdings, Inc.*	2,054,406

	Apparel Retail 5.1%
248,579	Body Central Corp.*	2,237,211
245,578	Chico’s FAS, Inc.	3,644,377
119,090	rue21, Inc.*	3,005,832

		8,887,420

	Apparel, Accessories & Luxury Goods 0.9%
77,945	Vera Bradley, Inc.*	1,643,081

	Application Software 1.4%
88,096	Interactive Intelligence Group, Inc.*	2,485,188

	Asset Management & Custody Banks 1.8%
38,390	Virtus Investment Partners, Inc.*	3,109,590

	Automotive Retail 0.9%
49,732	Monro Muffler Brake, Inc.	1,653,092

	Computer Storage & Peripherals 1.0%
233,974	Intevac, Inc.*	1,759,484

	Construction & Engineering 1.3%
133,061	MYR Group, Inc.*	2,270,021

	Consumer Electronics 0.4%
48,474	Skullcandy, Inc.*	685,907

	Consumer Finance 2.4%
227,294	DFC Global Corp.*	4,189,028

	Data Processing & Outsourced Services 2.1%
59,193	Syntel, Inc.	3,593,015

	Diversified Banks 4.5%
2,876,000	City Union Bank Ltd. (India)	2,708,538
5,760,475	South Indian Bank Ltd. (India)	2,504,456
429,800	Yes Bank Ltd.* (India)	2,625,411

		7,838,405

	Diversified Support Services 6.4%
254,985	Copart, Inc.*	6,040,594
56,126	Portfolio Recovery Associates, Inc.*	5,122,059

		11,162,653

	Electrical Components & Equipment 3.1%
133,630	Polypore International, Inc.*	5,397,316

	Electronic Manufacturing Services 2.4%
151,701	Fabrinet*	1,903,848
52,861	IPG Photonics Corp.*	2,304,211

		4,208,059

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Footwear 1.6%
135,737	Skechers U.S.A., Inc., Class A*	$2,764,963

	Health Care Facilities 1.9%
118,210	Ensign Group, Inc. (The)	3,341,797

	Health Care Services 4.0%
68,455	CorVel Corp.*	3,354,295
52,025	MEDNAX, Inc.*	3,565,793

		6,920,088

	Health Care Supplies 1.4%
34,637	Sartorius Stedim Biotech (France)	2,540,476

	Home Improvement Retail 1.1%
57,387	Lumber Liquidators Holdings, Inc.*	1,939,107

	Industrial Machinery 1.0%
46,794	IDEX Corp.	1,824,030

	Internet Software & Services 5.3%
159,589	Ancestry.com, Inc.*	4,393,485
150,321	TechTarget, Inc.*	757,618
126,359	Vistaprint N.V.*	4,081,396

		9,232,499

	Leisure Facilities 1.7%
65,719	Life Time Fitness, Inc.*	3,056,591

	Life Sciences Tools & Services 2.0%
153,562	ICON plc ADR* (Ireland)	3,459,752

	Office Services & Supplies 1.1%
376,490	American Reprographics Co.*	1,893,745

	Oil & Gas Equipment & Services 1.8%
21,499	CARBO Ceramics, Inc.	1,649,618
58,525	TGS-NOPEC Geophysical Co. ASA (Norway)	1,578,371

		3,227,989

	Oil & Gas Exploration & Production 3.9%
194,431	Northern Oil and Gas, Inc.*	3,099,230
158,638	Ultra Petroleum Corp.*	3,659,779

		6,759,009

	Oil & Gas Refining & Marketing 2.0%
90,914	World Fuel Services Corp.	3,457,459

	Property & Casualty Insurance 1.4%
113,565	Tower Group, Inc.	2,370,102

	Regional Banks 4.9%
209,174	BBCN Bancorp, Inc.*	2,277,905
111,788	Community Bank System, Inc.	3,031,691
79,507	Prosperity Bancshares, Inc.	3,341,679

		8,651,275

	Research & Consulting Services 6.0%
80,717	Corporate Executive Board Co. (The)	3,299,711
66,761	CRA International, Inc.*	980,719
77,532	Huron Consulting Group, Inc.*	2,453,888
139,326	Resources Connection, Inc.	1,713,710
837,000	Sporton International, Inc. (Taiwan)	2,027,423

		10,475,451

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Semiconductors 5.3%
384,017	BCD Semiconductor Manufacturing Ltd. ADR* (China)	$1,655,113
411,283	MaxLinear, Inc., Class A*	2,039,963
176,275	Micrel, Inc.	1,679,901
355,175	O2Micro International Ltd. ADR* (China)	1,566,322
61,063	Power Integrations, Inc.	2,277,650

		9,218,949

	Trading Companies & Distributors 4.6%
139,467	Beacon Roofing Supply, Inc.*	3,517,357
140,873	Houston Wire & Cable Co.	1,539,742
45,238	MSC Industrial Direct Co., Inc., Class A	2,965,351

		8,022,450

	Trucking 4.9%
134,680	Knight Transportation, Inc.	2,153,533
155,924	Marten Transport Ltd.	3,314,944
44,124	Old Dominion Freight Line, Inc.*	1,910,128
209,735	Vitran Corp., Inc.*	1,258,410

		8,637,015

	Total Common Stocks (cost $147,189,248)	168,984,172

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$3,802,198	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $3,470,000 of United States Treasury Notes 2.750% due 02/15/19; value: $3,882,063; repurchase proceeds: $3,802,201 (cost $3,802,198)	$3,802,198

	Total Short-Term Investments (cost $3,802,198)	3,802,198

	Total Investments (cost $150,991,446) 98.9%§	172,786,370
	Other Assets less Liabilities 1.1%	1,863,232

	NET ASSETS 100.0%	$174,649,602

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.01%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2012, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
China	1.9
France	1.5
India	4.6
Ireland	2.1
Norway	0.9
Taiwan	1.2
United States	87.8

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 80.0%

	Asset Management & Custody Banks 5.7%
6,300	BlackRock, Inc.	$1,069,866
40,600	PowerShares Dynamic Pharmaceuticals Portfolio	1,346,296

		2,416,162

	Computer & Electronics Retail 3.1%
62,500	Best Buy Co., Inc.	1,310,000

	Consumer Finance 5.3%
41,030	Capital One Financial Corp.	2,242,700

	Data Processing & Outsourced Services 10.7%
5,100	MasterCard, Inc., Class A	2,193,561
19,035	Visa, Inc., Class A	2,353,297

		4,546,858

	Diversified REITs 0.6%
177,857	Star Asia Financial Ltd.* †	266,786

	Drug Retail 3.0%
43,500	Walgreen Co.	1,286,730

	Health Care Services 2.0%
14,240	Chemed Corp.	860,666

	Integrated Oil & Gas 4.4%
8,500	Occidental Petroleum Corp.	729,045
38,929	Suncor Energy, Inc. (Canada)	1,125,529

		1,854,574

	Mortgage REITs 12.4%
47,600	American Capital Mortgage Investment Corp.	1,136,688
120,991	Colony Financial, Inc.	2,093,144
23,600	Hatteras Financial Corp.	674,960
256,366	NorthStar Realty Finance Corp.	1,338,230

		5,243,022

	Oil & Gas Drilling 2.3%
22,400	Helmerich & Payne, Inc.	973,952

	Oil & Gas Equipment & Services 2.1%
11,600	CARBO Ceramics, Inc.	890,068

	Personal Products 6.5%
56,823	Herbalife Ltd.	2,746,256

	Pharmaceuticals 1.8%
18,875	Teva Pharmaceutical Industries Ltd. ADR (Israel)	744,430

	Railroads 3.2%
16,000	Canadian National Railway Co. (Canada)	1,352,909

	Regional Banks 4.2%
268,005	CapitalSource, Inc.	1,800,994

	Restaurants 1.6%
7,570	McDonald’s Corp.	670,172

	Semiconductors 9.7%
23,545	Altera Corp.	796,763
61,730	Intel Corp.	1,645,104
30,015	Microchip Technology, Inc.	992,896
20,700	Xilinx, Inc.	694,899

		4,129,662

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Trading Companies & Distributors 1.4%
3,130	W.W. Grainger, Inc.	$598,581

	Total Common Stocks (cost $31,205,452)	33,934,522

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 9.7%

	Asset Management & Custody Banks 3.6%
186,000	Och-Ziff Capital Management Group, LLC	1,409,880
77,279	Star Asia SPV, LLC*** †	112,055

		1,521,935

	Residential REITs 2.0%
69,000	Apollo Global Management, LLC	855,600

	Specialized Finance 4.1%
203,800	KKR Financial Holdings, LLC	1,736,376

	Total Limited Liability Company Membership Interest (cost $4,743,442)	4,113,911

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$210,762	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D*** † §§ (Canada)	$3,622

	Total Corporate Bonds (cost $155,655)	3,622

	SHORT-TERM INVESTMENTS 9.9%

	Repurchase Agreement 9.9%
4,181,168	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $3,815,000 of United States Treasury Notes 2.750% due 2/15/19; value: $4,268,031; repurchase proceeds: $4,181,171 (cost $4,181,168)	4,181,168

	Total Short-Term Investments (cost $4,181,168)	4,181,168

	Total Investments (cost $40,285,717) 99.6%	42,233,223
	Other Assets less Liabilities 0.4%	190,623

	NET ASSETS 100.0%	$42,423,846

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§§In Default.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	6.5
Israel	2.0
United States	91.5

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 95.4%

	Apparel Retail 0.5%
82,268	Body Central Corp.*	$740,412

	Application Software 10.5%
27,769	Concur Technologies, Inc.*	1,891,069
141,000	Exa Corp.*	1,496,010
99,939	Interactive Intelligence Group, Inc.*	2,819,279
93,429	RealPage, Inc.*	2,163,815
164,938	Tangoe, Inc.*	3,514,829
37,982	Ultimate Software Group, Inc.*	3,384,956

		15,269,958

	Asset Management & Custody Banks 1.3%
65,616	CETIP S.A. – Mercados Organizados (Brazil)	817,412
12,430	Virtus Investment Partners, Inc.*	1,006,830

		1,824,242

	Auto Parts & Equipment 1.4%
73,475	WABCO India Ltd. (India)	1,983,486

	Biotechnology 5.1%
273,698	Abcam plc (United Kingdom)	1,790,344
136,833	Exact Sciences Corp.*	1,466,850
210,677	Horizon Pharma, Inc.*	1,502,127
401,759	NeurogesX, Inc.*	120,528
30,504	OncoGenex Pharmaceutical, Inc.*	409,974
171,272	Sangamo Biosciences, Inc.*	945,421
47,766	Seattle Genetics, Inc.*	1,212,779

		7,448,023

	Building Products 0.5%
24,046	Trex Co., Inc.*	723,544

	Communications Equipment 1.4%
10,523	F5 Networks, Inc.*	1,047,670
61,440	Riverbed Technology, Inc.*	992,256

		2,039,926

	Computer Storage & Peripherals 1.1%
206,849	Intevac, Inc.*	1,555,505

	Construction Materials 1.0%
5,705,580	PT Holcim Indonesia Tbk (Indonesia)	1,483,575

	Consumer Finance 3.9%
192,187	DFC Global Corp.*	3,542,007
30,514	First Cash Financial Services, Inc.*	1,225,747
80,248	Mahindra & Mahindra Financial Services Ltd. (India)	940,818

		5,708,572

	Data Processing & Outsourced Services 3.5%
76,830	ExlService Holdings, Inc.*	1,893,091
68,990	Higher One Holdings, Inc.*	843,058
18,340	Syntel, Inc.	1,113,238
67,259	Wirecard AG (Germany)	1,304,384

		5,153,771

	Distributors 0.8%
29,491	Pool Corp.	1,193,206

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Diversified Banks 4.8%
1,399,402	City Union Bank Ltd. (India)	$1,317,919
144,621	HDFC Bank Ltd. (India)	1,468,697
23,486	HDFC Bank Ltd. ADR (India)	765,644
551,800	Yes Bank Ltd.* (India)	3,370,641

		6,922,901

	Electrical Components & Equipment 3.4%
122,960	Polypore International, Inc.*	4,966,354

	Electronic Manufacturing Services 1.1%
35,216	IPG Photonics Corp.*	1,535,065

	Environmental & Facilities Services 2.1%
75,200	Heritage-Crystal Clean, Inc.*	1,229,520
60,559	Waste Connections, Inc.	1,811,925

		3,041,445

	General Merchandise Stores 1.4%
126,734	Gordmans Stores, Inc.*	2,091,111

	Health Care Equipment 4.8%
225,101	AtriCure, Inc.*	2,163,221
706,100	Cardica, Inc.*	1,327,468
181,600	Novadaq Technologies, Inc.* (Canada)	1,211,272
90,820	NuVasive, Inc.*	2,303,195
16,460	Zonare Medical Systems, Inc.* *** †	165

		7,005,321

	Health Care Services 0.8%
26,211	IPC The Hospitalist Co., Inc.*	1,187,883

	Health Care Technology 1.5%
37,430	Computer Programs and Systems, Inc.	2,141,745

	Industrial Machinery 2.9%
74,697	IDEX Corp.	2,911,689
47,159	Proto Labs, Inc.*	1,356,293

		4,267,982

	Internet Retail 3.5%
12,017	CafePress, Inc.*	178,813
17,100	HomeAway, Inc.*	371,754
120,445	MakeMyTrip Ltd.* (India)	1,978,911
56,650	Shutterfly, Inc.*	1,738,589
58,965	Yoox S.p.A.* (Italy)	853,106

		5,121,173

	Internet Software & Services 6.5%
65,885	Angie’s List, Inc.*	1,043,618
18,649	CoStar Group, Inc.*	1,514,299
134,841	SciQuest, Inc.*	2,421,744
50,712	SPS Commerce, Inc.*	1,540,631
242,340	TechTarget, Inc.*	1,221,394
52,135	Vistaprint N.V.*	1,683,960
91,388	Xtera Communications, Inc.* *** †	914

		9,426,560

	IT Consulting & Other Services 5.0%
56,277	Cognizant Technology Solutions Corp., Class A*	3,376,620
142,370	hiSoft Technology International Ltd. ADR* (China)	2,040,162
130,973	ServiceSource International, Inc.*	1,813,976

		7,230,758

	Leisure Products 1.0%
155,626	Black Diamond, Inc.*	1,470,666

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Life Sciences Tools & Services 1.1%
34,091	Fluidigm Corp.*	$512,729
45,529	ICON plc ADR* (Ireland)	1,025,768

		1,538,497

	Oil & Gas Equipment & Services 1.2%
25,415	Dril-Quip, Inc.*	1,666,970

	Oil & Gas Exploration & Production 0.9%
81,665	Northern Oil and Gas, Inc.*	1,301,740

	Oil & Gas Refining & Marketing 0.4%
133,460	Amyris, Inc.*	591,228

	Packaged Foods & Meats 1.3%
38,776	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,911,881

	Personal Products 0.0%
50,403	Ophthonix, Inc.* *** †	504

	Pharmaceuticals 1.5%
153,132	Cardiovascular Systems, Inc.*	1,499,162
79,000	Cempra, Inc.*	739,440

		2,238,602

	Research & Consulting Services 0.4%
49,238	eClerx Services Ltd. (India)	542,337

	Restaurants 1.9%
76,550	Jubilant Foodworks Ltd.* (India)	1,610,183
19,605	Peet’s Coffee & Tea, Inc.*	1,177,084

		2,787,267

	Semiconductors 7.0%
32,187	Hittite Microwave Corp.*	1,645,400
22,995	NVE Corp.*	1,235,981
93,550	Power Integrations, Inc.††	3,489,415
59,076	Silicon Laboratories, Inc.*	2,238,980
65,000	Volterra Semiconductor Corp.*	1,524,250

		10,134,026

	Specialized Finance 2.0%
98,350	CRISIL Ltd. (India)	1,905,280
30,637	MSCI, Inc., Class A*	1,042,271

		2,947,551

	Specialty Chemicals 1.7%
51,234	Balchem Corp.	1,670,741
205,000	EcoSynthetix, Inc.* (Canada)	785,170

		2,455,911

	Systems Software 4.6%
26,272	NetSuite, Inc.*	1,438,918
135,692	OPNET Technologies, Inc.	3,608,050
33,002	Sourcefire, Inc.*	1,696,303

		6,743,271

	Thrifts & Mortgage Finance 0.7%
213,184	LIC Housing Finance Ltd. (India)	1,035,123

	Trading Companies & Distributors 0.9%
20,029	MSC Industrial Direct Co., Inc., Class A	1,312,901

	Total Common Stocks (cost $115,851,600)	138,740,993

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.7%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	$194,068
40,380	Nanosys, Inc., Series E Pfd.* *** †	46,235

		240,303

	Health Care Technology 0.6%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	807,502
243,902	TherOx, Inc., Series I Pfd.* *** †	36,585

		844,087

	Total Preferred Stocks (cost $2,021,237)	1,084,390

	LIMITED PARTNERSHIP INTEREST 4.2%

	Asset Management & Custody Banks 4.2%
	Greenspring Global Partners II-B, L.P.*** †	4,503,459
	Greenspring Global Partners III-B, L.P.*** †	1,608,014

		6,111,473

	Total Limited Partnership Interest (cost $5,424,467)	6,111,473

	WARRANTS 0.1%

	Biotechnology 0.0%
43,605	NeurogesX, Inc., expiring 7/22/16* *** †	436

	Health Care Equipment 0.1%
165,000	Cardica, Inc., expiring 9/29/14* *** †	103,950

	Total Warrants (cost $26,076)	104,386

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$1,286,163	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $1,175,000 of United States Treasury Notes 2.750% due 2/15/19; value: $1,314,531; repurchase proceeds: $1,286,164†† (cost $1,286,163)	$1,286,163

	Total Short-Term Investments (cost $1,286,163)	1,286,163

	Total Investments (cost $124,609,543) 101.3%§	147,327,405
	Liabilities less Other Assets (1.3%)	(1,953,513)

	NET ASSETS 100.0%	$145,373,892

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments
(see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.43%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	0.5
Canada	1.4
China	1.4
Germany	0.9
India	12.9
Indonesia	1.0
Ireland	0.7
Italy	0.6
United Kingdom	1.2
United States	79.4

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

June 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS 85.9%

	Application Software 0.4%
19,736	BasWare Oyj (Finland)	$563,701

	Asset Management & Custody Banks 1.1%
27,500	Ameriprise Financial, Inc.	1,437,150

	Automotive Retail 1.2%
52,800	Mekonomen AB (Sweden)	1,617,296

	Biotechnology 4.4%
578,299	Abcam plc (United Kingdom)	3,782,836
83,960	Myriad Genetics, Inc.*	1,995,729

		5,778,565

	Cable & Satellite 1.0%
27,000	DIRECTV, Class A*	1,318,140

	Commercial Printing 1.2%
117,200	InnerWorkings, Inc.*	1,585,716

	Computer Hardware 5.6%
11,663	Apple, Inc.*	6,811,192
81,978	Silicon Graphics International Corp.*	526,299

		7,337,491

	Computer Storage & Peripherals 1.8%
90,800	EMC Corp.*	2,327,204

	Data Processing & Outsourced Services 12.0%
12,775	MasterCard, Inc., Class A	5,494,655
119,500	VeriFone Systems, Inc.*	3,954,255
44,795	Visa, Inc., Class A	5,538,006
39,468	Wirecard AG (Germany)	765,421

		15,752,337

	Diversified Support Services 0.5%
32,881	Ritchie Bros. Auctioneers, Inc. (Canada)	698,721

	Drug Retail 0.2%
6,600	Walgreen Co.	194,618

	Electronic Equipment & Instruments 0.3%
10,870	Hologram Industries (France)	356,336

	Environmental & Facilities Services 0.3%
28,000	Park24 Co. Ltd. (Japan)	413,898

	Health Care Equipment 6.3%
158,843	DiaSorin S.p.A. (Italy)	4,629,375
86,793	Mindray Medical International Ltd. ADR (China)	2,628,960
7,024	STRATEC Biomedical AG (Germany)	312,047
12,232	Varian Medical Systems, Inc.*	743,339

		8,313,721

	Health Care Services 1.5%
75,511	Bio-Reference Laboratories, Inc.*	1,984,429

	Health Care Supplies 2.4%
32,106	Sartorius Stedim Biotech (France)	2,354,838
685,382	Shandong Weigao Group Medical Polymer Co. Ltd. (China)	765,152

		3,119,990

	Health Care Technology 0.5%
25,319	Quality Systems, Inc.	696,526

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Home Entertainment Software 1.2%
126,567	Activision Blizzard, Inc.	$1,517,538

	Household Appliances 1.1%
35,806	SodaStream International Ltd.* (Israel)	1,466,972

	Internet Retail 2.3%
6,266	Amazon.com, Inc.*	1,430,841
47,014	ASOS plc* (United Kingdom)	1,311,887
9,484	zooplus AG* (Germany)	310,729

		3,053,457

	Internet Software & Services 11.4%
22,950	Akamai Technologies, Inc.*	728,663
86,825	Ancestry.com, Inc.*	2,390,292
122,135	eBay, Inc.*	5,130,892
11,590	Google, Inc., Class A*	6,723,011
6,528	Xtera Communications, Inc.*** †	65

		14,972,923

	IT Consulting & Other Services 2.0%
30,900	Cognizant Technology Solutions Corp., Class A*	1,854,000
3,810	International Business Machines Corp.	745,160

		2,599,160

	Leisure Products 0.3%
6,000	Shimano, Inc. (Japan)	393,746

	Oil & Gas Refining & Marketing 1.9%
65,900	World Fuel Services Corp.	2,506,177

	Other Diversified Financial Services 0.1%
8,650	Hypoport AG* (Germany)	111,125

	Personal Products 4.6%
126,101	Herbalife Ltd.	6,094,461

	Pharmaceuticals 3.0%
43,130	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,701,047
49,600	Valeant Pharmaceuticals International, Inc.* (Canada)	2,221,584

		3,922,631

	Restaurants 2.5%
217,875	Arcos Dorados Holdings, Inc., Class A (Brazil)	3,220,193

	Semiconductors 6.4%
72,512	Altera Corp.	2,453,806
114,000	Intel Corp.	3,038,100
34,725	Microchip Technology, Inc.	1,148,703
52,700	Xilinx, Inc.	1,769,139

		8,409,748

	Specialized Finance 3.5%
14,958	IntercontinentalExchange, Inc.*	2,033,989
97,644	MarketAxess Holdings, Inc.	2,601,236

		4,635,225

	Specialty Chemicals 0.6%
29,300	Novozymes A/S, Class B (Denmark)	759,926

	Systems Software 1.4%
35,700	Check Point Software Technologies Ltd.* (Israel)	1,770,363

	Technology Distributors 0.7%
27,000	SYNNEX Corp.*	931,230

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares		Value
	Trading Companies & Distributors 0.8%
38,100	MonotaRO Co. Ltd. (Japan)	$847,951
3,000	MSC Industrial Direct Co., Inc., Class A	196,737

		1,044,688

	Trucking 1.4%
15,672	Trancom Co. Ltd. (Japan)	325,810
124,131	Zipcar, Inc.*	1,456,056

		1,781,866

	Total Common Stocks (cost $100,245,140)	112,687,268

	PREFERRED STOCKS 1.7%

	Health Care Equipment 1.7%
33,570	Sartorius AG Pfd. (Germany)	2,224,598

	Total Preferred Stocks (cost $1,326,126)	2,224,598

	LIMITED PARTNERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
	Greenspring Global Partners II-B, L.P.*** †	500,632

	Total Limited Partnership Interest (cost $454,387)	500,632

	WARRANTS 0.0%

	Health Care Equipment 0.0%
71,500	Cardica, Inc., expiring 9/29/14* *** †	45,045

	Total Warrants (cost $8,938)	45,045

Principal Amount		Value
	SHORT-TERM INVESTMENTS 11.4%

	Repurchase Agreement 11.4%
$14,979,551	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $13,660,000 of United States Treasury Notes 2.750% due 2/15/19; value: $15,282,125; repurchase proceeds: $14,979,564†† (cost $14,979,551)	$14,979,551

	Total Short-Term Investments (cost $14,979,551)	14,979,551

	Total Investments (cost $117,014,142) 99.4%§	130,437,094
	Other Assets less Liabilities 0.6%	811,315

	NET ASSETS 100.0%	$131,248,409

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.97%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	2.8
Canada	2.5
China	2.9
Denmark	0.7
Finland	0.5
France	2.4
Germany	3.2
Israel	4.3
Italy	4.0
Japan	1.7
Sweden	1.4
United Kingdom	4.4
United States	69.2

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 2.9%
$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,815,329
900,000	Citibank Omni Master Trust, 4.90%, 11/15/18, Series 2009-A17, Class A17†	982,635
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,464,790

	Total Asset Backed Securities (cost $4,196,742)	4,262,754

	COLLATERALIZED MORTGAGE OBLIGATIONS 22.2%
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.246%, 11/10/42, Series 2005-1, Class A4†††	259,125
24,544	Banc of America Mortgage Securities, Inc., 2.863%, 2/25/33, Series 2003-A, Class 3A1†††	20,244
229,651	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	233,243
129,209	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	131,312
724,286	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	725,608
452,347	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	453,617
117,920	Federal Home Loan Mortgage Corp., 2.359%, 5/1/31, Series 847292†††	125,465
95,838	Federal Home Loan Mortgage Corp., 2.447%, 12/1/32, Series 847527†††	101,599
61,427	Federal Home Loan Mortgage Corp., 2.54%, 11/1/35, Series 1M0010†††	65,673
29,573	Federal Home Loan Mortgage Corp., 2.699%, 8/1/33, Series 847281†††	31,461
429,583	Federal Home Loan Mortgage Corp., 3.555%, 1/1/25, Series 775629†††	433,396
261,939	Federal Home Loan Mortgage Corp., 3.761%, 5/1/25, Series 775617†††	273,752
297,500	Federal Home Loan Mortgage Corp., 4.00%, 6/15/17, Series 2714, Class BW	298,967
373,211	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	399,127
13,000	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	13,022
25,031	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	25,177
326,805	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	345,857
105,373	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	115,450
342,630	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	374,753
353,850	Federal National Mortgage Assoc., 1.957%, 12/1/35, Series 848390†††	366,841
378,823	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	398,320
16,695	Federal National Mortgage Assoc., 2.475%, 10/1/32, Series 659567†††	16,843
175,914	Federal National Mortgage Assoc., 2.535%, 11/1/34, Series 782320†††	187,437
189,520	Federal National Mortgage Assoc., 2.815%, 1/1/18, Series 57735†††	195,163
200,006	Federal National Mortgage Assoc., 2.966%, 2/1/21, Series 313380†††	207,659
326,800	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	342,934
383,719	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	410,066
253,002	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	263,555
182,142	Federal National Mortgage Assoc., 4.073%, 7/1/19, Series 070377†††	188,606
363,970	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	391,690
342,423	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	368,502
572,208	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	606,796
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,353,459
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	289,374
305,545	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	316,825
607,244	Government National Mortgage Assoc., 1.625%, 9/20/34, Series 81054†††	628,044
877,383	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	909,921
838,837	Government National Mortgage Assoc., 2.375%, 6/20/30, Series 80416†††	871,239
1,010,018	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	1,045,747
1,068,636	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	1,104,038
1,557,788	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	1,618,459
1,162,626	Government National Mortgage Assoc., 3.00%, 6/20/41, Series 2011-138, Class PN	1,210,127
150,239	Government National Mortgage Assoc., 3.25%, 7/20/37, Series 2010-33, Class AP	150,767
1,795,753	Government National Mortgage Assoc., 3.50%, 6/20/39, Series 2010-129, Class NU	1,904,480
789,632	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	825,795
1,200,672	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,284,705
1,134,757	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	1,201,063
1,048,925	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	1,096,613

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
$1,215,592	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	$1,281,145
607,639	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	656,669
853,619	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	892,978
873,692	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	916,168
834,870	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	871,024
520,984	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	572,951
809,834	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	891,847
311,933	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	324,545
681,680	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	717,331
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	548,315
151,975	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	161,229

	Total Collateralized Mortgage Obligations (cost $31,373,317)	32,016,118

	CORPORATE BONDS 38.5%

	Aerospace & Defense 1.0%
200,000	General Dynamics Corp., 4.25%, 5/15/13	206,543
250,000	Martin Marietta Corp., 7.375%, 4/15/13	262,683
1,000,000	Raytheon Co., 1.625%, 10/15/15	1,026,502

		1,495,728

	Air Freight & Logistics 0.5%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	744,849

	Automotive Retail 0.6%
775,000	AutoZone, Inc., 5.50%, 11/15/15	870,148

	Beverages-Non-alcoholic 1.0%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	582,989
750,000	PepsiCo, Inc., 5.00%, 6/1/18	876,047

		1,459,036

	Cable & Satellite 0.6%
800,000	Comcast Corp., 4.95%, 6/15/16	898,096

	Commercial Banks Non-U.S. 1.5%
1,100,000	Royal Bank of Canada, 2.00%, 5/15/20 MTN## (Canada)	1,089,000
1,000,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16 (Canada)	1,026,915

		2,115,915

	Commercial Banks-Central U.S. 0.4%
600,000	SunTrust Bank, 4.00%, 6/30/14†††	595,072

	Commercial Banks-Southern U.S. 0.6%
800,000	BB&T Corp., 3.20%, 3/15/16 MTN	846,763

	Computer Hardware 0.8%
900,000	Hewlett-Packard Co., 2.125%, 9/13/15	907,508
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	300,000

		1,207,508

	Construction & Farm Machinery & Heavy Trucks 0.8%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	600,054
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	502,998

		1,103,052

	Cosmetics & Toiletries 0.4%
476,910	Procter & Gamble - ESOP, 9.36%, 1/1/21, Series A	635,010

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	554,495

	Diversified Banks 4.6%
1,250,000	Bank of America Corp., 7.375%, 5/15/14 MTN	1,344,292
500,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	500,055

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
$1,350,000	JPMorgan Chase Bank NA, 5.875%, 6/13/16	$1,480,468
500,000	SouthTrust Corp., 5.80%, 6/15/14	535,893
1,125,000	US Bancorp, 2.20%, 11/15/16 MTN	1,160,276
750,000	Wachovia Corp., 5.25%, 8/1/14	800,078
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	827,984

		6,649,046

	Diversified Financial Services 2.7%
2,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	2,673,442
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18	1,149,540

		3,822,982

	Diversified Metals & Mining 0.3%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	463,233

	Drug Retail 0.3%
400,000	Walgreen Co., 4.875%, 8/1/13	417,736

	Electric Utilities 0.6%
300,000	Florida Power & Light Co., 4.85%, 2/1/13	307,424
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	610,099

		917,523

	Enterprise Software & Services 0.8%
1,000,000	Oracle Corp., 5.75%, 4/15/18	1,213,295

	Finance-Auto Loans 0.4%
500,000	Toyota Motor Credit Corp., 1.25%, 11/17/14	504,369

	Finance-Consumer Loans 0.7%
1,000,000	John Deere Capital Corp., 2.00%, 1/13/17 MTN	1,031,491

	Finance-Credit Card 0.8%
975,000	American Express Co., 6.15%, 8/28/17	1,155,107

	Finance-Other Services 0.4%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	568,088

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	665,626

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	275,056

	Industrial Conglomerates 0.9%
500,000	3M Co., 4.375%, 8/15/13 MTN	522,320
740,000	Tyco International Finance S.A., 6.00%, 11/15/13	795,103

		1,317,423

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	661,054

	Industrial Machinery 0.4%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	615,196

	Instruments-Scientific 0.5%
700,000	Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	749,372

	Integrated Telecommunication Services 1.5%
129,084	Ameritech Capital Funding, 9.10%, 6/1/16	151,382
870,000	AT&T, Inc., 5.50%, 2/1/18	1,033,782
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	596,893
300,000	Verizon Global Funding Corp., 4.375%, 6/1/13	310,241

		2,092,298

	Investment Banking & Brokerage 0.5%
700,000	Morgan Stanley, 3.80%, 4/29/16	678,161

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	Life & Health Insurance 1.4%
$500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	$518,672
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	933,058
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	555,293

		2,007,023

	Medical Instruments 0.9%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,262,534

	Medical-Drugs 0.5%
575,000	Pharmacia Corp., 6.75%, 12/15/27	751,168

	Medical-Health Maintenance Organizations 0.8%
1,000,000	WellPoint, Inc., 4.35%, 8/15/20	1,099,553

	Movies & Entertainment 0.7%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	304,602
250,000	Walt Disney Co. (The), 4.50%, 12/15/13 MTN	264,688
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	430,451

		999,741

	Oil Companies-Exploration & Production 0.5%
600,000	Apache Finance Canada Corp., 4.375%, 5/15/15 (Canada)	657,255

	Oil Companies-Integrated 0.6%
750,000	ConocoPhillips, 5.75%, 2/1/19	914,646

	Personal Products 0.5%
655,000	Avon Products, Inc., 5.625%, 3/1/14	689,982

	Pharmaceuticals 2.7%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	895,024
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	916,810
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,213,851
725,000	Pharmacia Corp., 6.50%, 12/1/18	919,169

		3,944,854

	Property & Casualty Insurance 0.3%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	463,675

	Railroads 1.0%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	309,389
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,197,758

		1,507,147

	Regional Banks 0.5%
700,000	Fifth Third Bancorp, 5.45%, 1/15/17	765,551

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	261,744

	Soft Drinks 0.4%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	608,769

	Specialized Finance 0.4%
600,000	CME Group, Inc., 5.40%, 8/1/13	629,431

	Specialty Chemicals 1.1%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,570,001

	Steel 0.8%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,204,233

	Total Corporate Bonds (cost $54,169,074)	55,660,035

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS 1.3%
$650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	$736,957
625,000	City of Liberty MO, 4.45%, 10/1/13 (NATL-RE)	631,306
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19 Class B	558,330

	Total Municipal Bonds (cost $1,791,537)	1,926,593

Shares		Value
	MUTUAL FUNDS 0.6%
49,453	Eaton Vance Short Duration Diversified Income Fund	$824,876

	Total Mutual Funds (cost $751,608)	824,876

	EXCHANGE TRADED FUNDS 0.5%
6,000	iShares iBoxx Investment Grade Corporate Bond Fund	705,960

	Total Exchange Traded Funds (cost $519,311)	705,960

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 20.0%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,059,897
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,086,928
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,044,730
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	701,180
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,564,706
500,000	Federal Home Loan Mortgage Corp., 0.875%, 12/19/14	500,831
1,150,000	Federal Home Loan Mortgage Corp., 1.25%, 11/16/15 MTN	1,152,726
2,000,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	2,133,700
1,500,000	Federal Home Loan Mortgage Corp., 2.52%, 12/9/14	1,573,602
1,300,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,368,227
700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	798,700
3,000,000	Federal National Mortgage Assoc., 1.00%, 3/21/17, Series 0000##	3,001,872
1,500,000	Federal National Mortgage Assoc., 1.125%, 12/28/16, Series 0001##	1,505,543
1,525,000	Federal National Mortgage Assoc., 1.25%, 10/26/16, Series 4##	1,529,081
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,104,579
2,200,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	2,315,834
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,113,967
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	630,157
579,429	New Valley Generation IV, 4.687%, 1/15/22	659,257
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	832,451
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,270,759
1,000,000	Tennessee Valley Authority Generic Strip, 0.00%, 11/1/18, Series C###	894,791

	Total U.S. Government Agency Securities (cost $28,003,071)	28,843,518

	U.S. TREASURY INFLATION PROTECTED BONDS 2.1%
1,270,588	U.S. Treasury Bond, 0.125%, 1/15/22#	1,344,341
1,427,621	U.S. Treasury Bond, 1.625%, 1/15/18#	1,629,050

	Total U.S. Treasury Inflation Protected Bonds (cost $2,699,597)	2,973,391

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES 9.4%
$1,250,000	U.S. Treasury Note, 2.75%, 12/31/17	$1,377,441
4,125,000	U.S. Treasury Note, 3.25%, 12/31/16	4,594,219
6,500,000	U.S. Treasury Note, 3.625%, 8/15/19	7,623,791

	Total U.S. Treasury Notes (cost $13,135,569)	13,595,451

Shares		Value
	PREFERRED STOCKS 1.0%

	Cable & Satellite 0.2%
15,000	Comcast Corp., 6.625%, Pfd.	$379,800

	Diversified Banks 0.5%
14,200	Harris Preferred Capital Corp., 7.375%, Series A Pfd.§§§	368,064
4,762	Bank One Capital TR VI, 7.20%, Pfd.	123,717
10,000	JP Morgan Chase Capital XIX, 6.625%, Series S Pfd.	252,700

		744,481

	Electric Utilities 0.1%
5,000	Entergy Texas, Inc., 7.875%, Pfd.	144,950

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	243,900

	Total Preferred Stocks (cost $1,487,118)	1,513,131

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
$1,380,665	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $1,260,000 of United States Treasury Notes 2.750% due 02/15/19; value: $1,409,625; repurchase proceeds: $1,380,666 (cost $1,380,665)	$1,380,665

	Total Short-Term Investments (cost $1,380,665)	1,380,665

	Total Investments (cost $139,507,609) 99.5%	143,702,492
	Other Assets less Liabilities 0.5%	775,720

	NET ASSETS 100.0%	$144,478,212

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

††† Variable rate securities.

§§§ Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of June 30, 2012 and will reset at a future date.

###Zero Coupon Bond.

MTN Medium Term Note.

NATL-RE National Public Finance Guarantee Corporation.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2012 (Unaudited)

At June 30, 2012, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	2.3
United Kingdom	1.0
United States	96.7

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 97.3%
$14,000,000	U.S. Treasury Bond, 3.00%, 5/15/42	$14,662,816
30,500,000	U.S. Treasury Bond, 3.125%, 11/15/41	32,787,500
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	8,592,496
9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	11,224,724
3,000,000	U.S. Treasury Bond, 3.875%, 8/15/40	3,693,282
6,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	8,274,105
6,900,000	U.S. Treasury Bond, 4.25%, 11/15/40	9,026,063
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,857,625
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,385,962
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	13,526,560
6,000,000	U.S. Treasury Bond, 4.50%, 8/15/39	8,141,250
6,260,000	U.S. Treasury Bond, 4.75%, 2/15/41	8,842,250
58,400,000	U.S. Treasury Strip, principal only, 5/15/30	37,251,842
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	32,605,023
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	27,517,590
55,000,000	U.S. Treasury Strip, principal only, 5/15/39	25,474,735
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	11,582,610

	Total U.S. Government Obligations (cost $213,785,751)	256,446,433

	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
5,635,050	Repurchase Agreement dated 6/29/12, 0.01% due 7/2/12 with State Street Bank and Trust Co. collateralized by $5,140,000 of United States Treasury Notes 2.750% due 2/15/19; value: $5,750,375; repurchase proceeds: $5,635,055 (cost $5,635,050)	5,635,050

	Total Short-Term Investments (cost $5,635,050)	5,635,050

	Total Investments (cost $219,420,801) 99.4%	262,081,483
	Other Assets less Liabilities 0.6%	1,485,791

	NET ASSETS 100.0%	$263,567,274

	See Notes to Schedules of Investments.

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Frontier Emerging Small Countries Fund and Long/Short Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently, only three funds offer Institutional Class shares: Wasatch Core Growth Fund, Wasatch Large Cap Value Fund and Wasatch Small Cap Value Fund, which commenced operations on January 31, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to distribution and service charges, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth, and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2012. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund, the Strategic Income Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Schedule of Investments. In addition, a fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2012 was as follows:

	Options Outstanding at 9/30/2011	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2012
Core Growth Fund
Premium amount	$178,735	$—	$—	$—	$(178,735)	$—
Number of contracts	500	—	—	—	(500)	—
Long/Short Fund
Premium amount	$10,278,040	$11,259,194	$(1,532,597)	$(8,805,335)	$(11,199,302)	$—
Number of contracts	35,095	61,036	(9,750)	(40,650)	(45,731)	—
Micro Cap Value Fund
Premium amount	$762,276	$1,502,024	$(1,145,228)	$(859,906)	$(259,166)	$—
Number of contracts	2,600	7,881	(4,101)	(5,347)	(1,033)	—

6. FEDERAL INCOME TAX INFORMATION

As of June 30, 2012, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund	International Growth Fund
Cost	$399,997,650	$13,022,238	$1,123,304,692	$16,245,879	$117,015,505	$94,255,531	$288,335,471

Gross appreciation	$152,163,078	$685,326	$193,121,834	$639,472	$36,151,643	$22,987,211	$68,186,351
Gross (depreciation)	(11,140,454)	(1,729,168)	(55,208,165)	(594,460)	(3,358,623)	(5,356,157)	(8,314,056)

Net appreciation (depreciation)	$141,022,624	$(1,043,842)	$137,913,669	$45,012	$32,793,020	$17,631,054	$59,872,295

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$160,526,095	$1,265,384,707	$1,183,662,020	$230,814,799	$115,303,488	$1,235,864,474	$152,424,340

Gross appreciation	$31,173,920	$288,707,592	$63,321,774	$92,800,607	$25,769,514	$534,937,201	$29,687,206
Gross (depreciation)	(9,409,294)	(103,283,518)	(52,890,324)	(27,675,346)	(3,791,827)	(50,046,688)	(9,325,176)

Net appreciation	$21,764,626	$185,424,074	$10,431,450	$65,125,261	$21,977,687	$484,890,513	$20,362,030

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$40,336,281	$124,655,524	$117,390,744	$139,507,848	$219,927,914

Gross appreciation	$3,858,638	$34,498,064	$16,133,890	$4,362,352	$42,153,569
Gross (depreciation)	(1,961,696)	(11,826,183)	(3,087,540)	(167,708)	—

Net appreciation	$1,896,942	$22,671,881	$13,046,350	$4,194,644	$42,153,569

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies and other temporary tax adjustments.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2012 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/12	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/12
	Balance 9/30/11	Purchases / Additions	Sales / Reductions	Balance 6/30/12
Long/Short Fund
Silicon Graphics International Corp.*	1,447,300	1,362,210	465,510	2,344,000	$—	$(2,809,326)
Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000	$—	$—
Small Cap Growth Fund
Knight Transportation, Inc.	4,139,457	81,658	—	4,221,115	$754,901	$—
NeurogesX, Inc.	3,882,558	—	—	3,882,558	—	—
Power Integrations, Inc.	1,731,197	—	248,179	1,483,018	238,883	(789,831)

*	On December 22, 2011, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Mike Shinnick and Ralph Shive (“Reporting Persons”).

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2012, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/09	$5,000	$25,200	0.02%
Micro Cap Fund
Cardica, Inc.	Warrants	9/25/09	$40,312	$203,175	0.07%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	23,562	0.01%
NeurogesX, Inc.	Warrants	7/21/11	18,169	1,454	—

			$1,598,481	$228,191	0.08%
Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$625,262	0.46%
Cardica, Inc.	Warrants	9/25/09	13,813	69,615	0.05%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	6,411	—
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	175,001	0.13%
NeurogesX, Inc.	Warrants	7/21/11	6,250	500	—
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,442,866	$876,789	0.64%
Small Cap Growth Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	$4,543,853	$5,006,329	0.29%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	1,335,000	1,608,014	0.09%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	776,271	0.05%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	184,939	0.01%
NeurogesX, Inc.	Warrants	7/21/11	242,660	19,413	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	—

			$9,806,452	$7,595,213	0.44%
Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/07	$155,655	$3,622	0.01%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	266,786	0.63%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	467,362	112,055	0.26%

			$928,829	$382,463	0.90%
Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/09	$20,625	$103,950	0.07%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.56%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	4,089,467	4,503,459	3.10%

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	$1,335,000	$1,608,014	1.11%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	194,068	0.13%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	46,235	0.03%
NeurogesX, Inc.	Warrants	7/21/11	5,451	436	—
Ophthonix, Inc.	Common Stock	9/23/05	499,998	504	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	36,585	0.03%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	165	—

			$9,070,843	$7,301,832	5.03%
World Innovators Fund
Cardica, Inc.	Warrants	9/25/09	$8,937	$45,045	0.03%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	454,387	500,632	0.38%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	—

			$470,400	$545,742	0.41%

9. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2012 were $400,000, $360,000 and $40,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2012 were $165,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent bid price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2 of the fair value hierarchy. These valuation procedures generally apply equally to long or short equity positions in a Fund. However, if there are no sales on the primary exchange or market on a given day for a short equity position, then the security is valued at the most recent ask price on the primary exchange or market as provided by a pricing service.

Corporate debt securities – Investments are valued at current market value by a commercial pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

As of June 30, 2012, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	—
Emerging India Fund	—
Emerging Markets Small Cap Fund	5.87%
Frontier Emerging Small Countries Fund	3.15%
Global Opportunities Fund	0.02%
Heritage Growth Fund	—
International Growth Fund	1.55%
International Opportunities Fund	1.47%
Large Cap Value Fund	—
Long/Short Fund	—
Micro Cap Fund	0.08%
Micro Cap Value Fund	2.88%
Small Cap Growth Fund	0.44%
Small Cap Value Fund	—
Strategic Income Fund	0.27%
Ultra Growth Fund	5.02%
World Innovators Fund	0.42%
Income Fund	—
U.S. Treasury Fund	—

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
Core Growth Fund
Assets
Common Stocks
	Consumer Finance	$23,819,497	$2,235,744	$—	$26,055,241
	Diversified Banks	—	17,440,186	—	17,440,186
	Semiconductors	16,642,265	6,013,195	—	22,655,460
	Specialized Finance	8,791,653	7,800,123	—	16,591,776
	Other	428,028,487	—	—	428,028,487
Preferred Stocks		3,729,359	—	—	3,729,359
Short-Term Investments		—	26,519,765	—	26,519,765

		$481,011,261	$60,009,013	$—	$541,020,274

Emerging India Fund
Assets
Common Stocks
	Heavy Electrical Equipment	$250,689	$—	$—	$250,689
	Internet Retail	236,263	—	—	236,263
	IT Consulting & Other Services	314,040	91,353	—	405,393
	Research & Consulting Services	156,947	—	—	156,947
	Thrifts & Mortgage Finance	349,498	806,712	—	1,156,210
	Other	—	9,772,894	—	9,772,894

		$1,307,437	$10,670,959	$—	$11,978,396

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$9,977,932	$35,625,839	$—	$45,603,771
	Apparel, Accessories & Luxury Goods	14,749,092	28,745,246	—	43,494,338
	Asset Management & Custody Banks	11,970,240	—	—	11,970,240
	Highways & Railtracks	13,931,124	8,432,156	—	22,363,280
	IT Consulting & Other Services	11,583,537	—	—	11,583,537
	Marine Ports & Services	14,291,795	34,813,170	—	49,104,965
	Oil & Gas Exploration & Production	34,441,913	12,317,483	—	46,759,396
	Other Diversified Financial Services	15,544,738	—	—	15,544,738
	Personal Products	191,462	22,538,449	—	22,729,911
	Research & Consulting Services	12,109,676	—	—	12,109,676
	Specialized Finance	12,128,118	—	—	12,128,118
	Systems Software	13,249,254	—	—	13,249,254
	Thrifts & Mortgage Finance	9,772,804	14,334,492	—	24,107,296
	Trucking	13,822,146	—	—	13,822,146
	Other	—	793,024,130	—	793,024,130
Preferred Stocks
	Construction & Farm Machinery & Heavy Trucks	12,976,892	—	—	12,976,892
	Footwear	12,160,125	—	—	12,160,125
Short-Term Investments		—	98,486,548	—	98,486,548

		$212,900,848	$1,048,317,513	$—	$1,261,218,361

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$185,046	$—	$185,046
	Apparel Retail	—	642,227	—	642,227
	Auto Parts & Equipment	—	170,208	—	170,208
	Automobile Manufacturers	—	99,941	—	99,941
	Brewers	1,279,350	1,079,053	—	2,358,403
	Building Products	—	358,352	—	358,352
	Casinos & Gaming	—	287,474	—	287,474
	Coal & Consumable Fuels	—	38,971	—	38,971
	Construction Materials	—	93,606	—	93,606
	Consumer Finance	—	117,262	—	117,262
	Diversified Banks	691,742	308,579	—	1,000,321
	Food Retail	206,272	324,623	—	530,895
	General Merchandise Stores	—	105,186	—	105,186
	Gold	—	15,784	—	15,784
	Health Care Facilities	86,730	55,237	—	141,967
	Home Improvement Retail	—	43,675	—	43,675
	Household Products	752,986	64,615	—	817,601
	Human Resource & Employment Services	—	79,340	—	79,340
	Hypermarkets & Super Centers	114,709	21,083	—	135,792
	Industrial Gases	—	156,886	—	156,886
	Marine Ports & Services	—	79,347	—	79,347
	Oil & Gas Exploration & Production	59,148	211,269	—	270,417
	Packaged Foods & Meats	2,678,345	335,393	—	3,013,738
	Pharmaceuticals	286,908	164,052	—	450,960
	Restaurants	163,509	153,468	—	316,977
	Soft Drinks	—	231,093	—	231,093
	Specialized Finance	168,430	15,645	—	184,075
	Tobacco	—	1,352,172	—	1,352,172
	Wireless Telecommunication Services	—	145,412	—	145,412
	Other	1,816,646	—	—	1,816,646
Short-Term Investments		—	1,051,117	—	1,051,117

		$8,304,775	$7,986,116	$—	$16,290,891

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
Global Opportunities Fund
Assets
Common Stocks
	Advertising	$—	$1,953,509	$—	$1,953,509
	Apparel Retail	—	1,195,814	—	1,195,814
	Apparel, Accessories & Luxury Goods	—	1,749,903	—	1,749,903
	Asset Management & Custody Banks	3,427,508	3,329,328	—	6,756,836
	Biotechnology	—	2,725,118	—	2,725,118
	Catalog Retail	—	685,042	—	685,042
	Coal & Consumable Fuels	—	1,224,589	—	1,224,589
	Commodity Chemicals	—	1,938,915	—	1,938,915
	Construction & Engineering	—	1,284,932	—	1,284,932
	Construction Materials	—	2,574,578	—	2,574,578
	Consumer Finance	2,614,625	1,406,889	—	4,021,514
	Data Processing & Outsourced Services	1,553,920	3,867,369	—	5,421,289
	Diversified Banks	—	3,317,239	—	3,317,239
	Drug Retail	—	1,701,278	—	1,701,278
	Electronic Equipment & Instruments	—	1,692,667	—	1,692,667
	Footwear	—	1,036,530	—	1,036,530
	General Merchandise Stores	2,541,619	1,305,167	—	3,846,786
	Gold	—	2,012,291	—	2,012,291
	Health Care Equipment	759,190	2,475,602	—	3,234,792
	Health Care Facilities	—	2,240,986	—	2,240,986
	Home Improvement Retail	—	1,544,214	—	1,544,214
	Industrial Machinery	2,966,474	3,922,046	—	6,888,520
	Internet Retail	1,573,501	1,471,846	—	3,045,347
	Life & Health Insurance	—	1,505,330	—	1,505,330
	Marine Ports & Services	—	2,142,438	—	2,142,438
	Oil & Gas Equipment & Services	1,847,397	1,043,707	—	2,891,104
	Oil & Gas Exploration & Production	3,218,099	2,532,931	—	5,751,030
	Packaged Foods & Meats	—	1,658,104	—	1,658,104
	Research & Consulting Services	1,885,706	1,955,207	—	3,840,913
	Specialized Finance	985,049	910,505	—	1,895,554
	Specialty Stores	1,997,805	1,537,819	—	3,535,624
	Thrifts & Mortgage Finance	—	1,646,173	—	1,646,173
	Trading Companies & Distributors	2,220,179	3,609,443	—	5,829,622
	Other	51,443,614	—	—	51,443,614
Warrants		8,856	—	25,200	34,056
Short-Term Investments		—	5,542,274	—	5,542,274

		$79,043,542	$70,739,783	$25,200	$149,808,525

Heritage Growth Fund
Assets
Common Stocks
	Specialized Finance	$4,338,087	$1,549,047	$—	$5,887,134
	Other	96,410,113	—	—	96,410,113
Short-Term Investments		—	9,589,338	—	9,589,338

		$100,748,200	$11,138,385	$—	$111,886,585

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
International Growth Fund
Assets
Common Stocks
	Apparel Retail	$3,084,533	$3,402,524	$—	$6,487,057
	Application Software	4,199,199	2,529,898	—	6,729,097
	Asset Management & Custody Banks	2,750,305	7,266,674	—	10,016,979
	Casinos & Gaming	4,076,064	8,517,920	—	12,593,984
	Department Stores	2,953,351	3,664,541	—	6,617,892
	Fertilizers & Agricultural Chemicals	2,551,759	—	—	2,551,759
	Marine Ports & Services	3,329,042	6,412,043	—	9,741,085
	Oil & Gas Equipment & Services	6,641,714	4,165,119	—	10,806,833
	Oil & Gas Exploration & Production	6,274,360	6,345,551	—	12,619,911
	Real Estate Operating Companies	5,265,269	—	—	5,265,269
	Specialized Finance	2,410,085	—	—	2,410,085
	Thrifts & Mortgage Finance	3,569,010	4,893,571	—	8,462,581
	Other	—	221,366,521	—	221,366,521
Preferred Stocks		2,776,301	—	—	2,776,301
Short-Term Investments		—	29,762,412	—	29,762,412

		$49,880,992	$298,326,774	$—	$348,207,766

International Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$4,935,071	$3,411,161	$—	$8,346,232
	Application Software	2,780,565	3,413,835	—	6,194,400
	Diversified Banks	1,870,488	2,574,931	—	4,445,419
	Food Retail	36,830	3,394,874	—	3,431,704
	Heavy Electrical Equipment	1,146,239	—	—	1,146,239
	Metal & Glass Containers	1,846,613	—	—	1,846,613
	Oil & Gas Exploration & Production	3,956,058	1,248,277	—	5,204,335
	Packaged Foods & Meats	4,470,534	12,894,195	—	17,364,729
	Regional Banks	1,011,872	—	—	1,011,872
	Research & Consulting Services	1,378,884	3,669,107	—	5,047,991
	Restaurants	2,088,445	6,379,990	—	8,468,435
	Specialized Finance	1,538,214	—	—	1,538,214
	Tires & Rubber	1,121,575	—	—	1,121,575
	Trucking	1,722,145	—	—	1,722,145
	Other	—	104,042,825	—	104,042,825
Short-Term Investments		—	11,357,993	—	11,357,993

		$29,903,533	$152,387,188	$—	$182,290,721

Large Cap Value Fund
Assets
Common Stocks		$1,404,404,489	$—	$—	$1,404,404,489
Short-Term Investments		—	46,404,292	—	46,404,292

		$1,404,404,489	$46,404,292	$—	$1,450,808,781

Long/Short Fund
Assets
Common Stocks		$998,375,147	$—	$—	$998,375,147
Short-Term Investments		—	195,718,323	—	195,718,323

		$998,375,147	$195,718,323	$—	$1,194,093,470

Liabilities
Securities Sold Short		$(127,021,431)	$—	$—	$(127,021,431)

		$(127,021,431)	$—	$—	$(127,021,431)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
Micro Cap Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$1,828,761	$—	$1,828,761
	Biotechnology	2,949,899	3,248,077	—	6,197,976
	Data Processing & Outsourced Services	5,410,495	5,170,877	—	10,581,372
	Diversified Banks	—	3,912,660	—	3,912,660
	Environmental & Facilities Services	3,033,726	1,948,108	—	4,981,834
	Health Care Equipment	14,374,769	3,673,065	—	18,047,834
	Semiconductors	15,343,014	2,683,501	—	18,026,515
	Specialized Finance	—	—	23,562	23,562
	Thrifts & Mortgage Finance	1,505,699	1,720,125	—	3,225,824
	Other	218,130,983	—	—	218,130,983
Preferred Stocks		2,031,879	—	—	2,031,879
Warrants		—	—	204,629	204,629
Short-Term Investments		—	8,746,231	—	8,746,231

		$262,780,464	$32,931,405	$228,191	$295,940,060

Micro Cap Value Fund
Assets
Common Stocks
	Apparel Retail	$1,846,600	$1,688,846	$—	$3,535,446
	Automotive Retail	990,000	988,092	—	1,978,092
	Casinos & Gaming	—	1,207,496	—	1,207,496
	Construction Materials	1,368,430	1,425,063	—	2,793,493
	Department Stores	—	186,835	—	186,835
	Diversified Banks	463,944	2,071,900	175,001	2,710,845
	Health Care Facilities	1,328,690	2,710,077	—	4,038,767
	Health Care Supplies	—	1,833,643	—	1,833,643
	Home Improvement Retail	1,452,970	1,632,242	—	3,085,212
	Hypermarkets & Super Centers	—	2,323,864	—	2,323,864
	Office REITs	—	1,719,486	—	1,719,486
	Oil & Gas Equipment & Services	—	577,135	—	577,135
	Packaged Foods & Meats	—	3,342,847	—	3,342,847
	Pharmaceuticals	—	538,063	—	538,063
	Specialized Finance	—	—	6,411	6,411
	Other	93,780,625	—	—	93,780,625
Preferred Stocks		—	—	625,262	625,262
Warrants		—	—	70,115	70,115
Short-Term Investments		—	12,927,538	—	12,927,538
Foreign Currency Exchange Contracts		—	151,397	—	151,397

		$101,231,259	$35,324,524	$876,789	$137,432,572

Small Cap Growth Fund
Assets
Common Stocks
	Air Freight & Logistics	$22,353,572	$17,400,174	$—	$39,753,746
	Data Processing & Outsourced Services	51,207,945	37,062,833	—	88,270,778
	Diversified Banks	24,840,059	27,983,512	—	52,823,571
	Environmental & Facilities Services	24,515,070	4,189,414	—	28,704,484
	Health Care Equipment	26,632,519	—	247	26,632,766
	Internet Retail	40,021,908	21,359,242	—	61,381,150
	Life Sciences Tools & Services	60,308,749	13,301,011	—	73,609,760
	Oil & Gas Equipment & Services	48,968,783	13,398,959	—	62,367,742
	Oil & Gas Exploration & Production	22,610,002	18,027,588	—	40,637,590
	Packaged Foods & Meats	103,018	20,269,019	—	20,372,037
	Personal Products	—	12,535,950	—	12,535,950
	Restaurants	35,354,134	12,929,423	—	48,283,557
	Other	1,031,989,226	—	—	1,031,989,226
Preferred Stocks		—	—	961,210	961,210
Limited Partnership Interest		—	—	6,614,343	6,614,343
Warrants		—	—	19,413	19,413
Short-Term Investments		—	125,797,664	—	125,797,664

		$1,388,904,985	$324,254,789	$7,595,213	$1,720,754,987

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
Small Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$—	$7,838,405	$—	$7,838,405
	Health Care Supplies	—	2,540,476	—	2,540,476
	Oil & Gas Equipment & Services	1,649,618	1,578,371	—	3,227,989
	Research & Consulting Services	8,448,028	2,027,423	—	10,475,451
	Other	144,901,851	—	—	144,901,851
Short-Term Investments		—	3,802,198	—	3,802,198

		$154,999,497	$17,786,873	$—	$172,786,370

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$266,786	$—	$266,786
	Other	33,667,736	—	—	33,667,736
Limited Liability Company Membership Interest		4,001,856	—	112,055	4,113,911
Corporate Bonds		—	—	3,622	3,622
Short-Term Investments		—	4,181,168	—	4,181,168

		$37,669,592	$4,447,954	$115,677	$42,233,223

Ultra Growth Fund
Assets
Common Stocks
	Auto Parts & Equipment	$—	$1,983,486	$—	$1,983,486
	Biotechnology	5,657,679	1,790,344	—	7,448,023
	Construction Materials	—	1,483,575	—	1,483,575
	Consumer Finance	4,767,754	940,818	—	5,708,572
	Data Processing & Outsourced Services	3,849,387	1,304,384	—	5,153,771
	Diversified Banks	765,644	6,157,257	—	6,922,901
	Health Care Equipment	7,005,156	—	165	7,005,321
	Internet Retail	4,268,067	853,106	—	5,121,173
	Internet Software & Services	9,425,646	—	914	9,426,560
	Packaged Foods & Meats	—	1,911,881	—	1,911,881
	Personal Products	—	—	504	504
	Restaurants	1,177,084	1,610,183	—	2,787,267
	Specialized Finance	1,042,271	1,905,280	—	2,947,551
	Thrifts & Mortgage Finance	—	1,035,123	—	1,035,123
	Other	79,805,285	—	—	79,805,285
Preferred Stocks
	Biotechnology	—	—	240,303	240,303
	Health Care Technology	—	—	844,087	844,087
Limited Partnership Interest		—	—	6,111,473	6,111,473
Warrants		—	—	104,386	104,386
Short-Term Investments		—	1,286,163	—	1,286,163

		$117,763,973	$22,261,600	$7,301,832	$147,327,405

World Innovators Fund
Assets
Common Stocks
	Application Software	$—	$563,701	$—	$563,701
	Automotive Retail	—	1,617,296	—	1,617,296
	Biotechnology	1,995,729	3,782,836	—	5,778,565
	Data Processing & Outsourced Services	14,986,916	765,421	—	15,752,337
	Environmental & Facilities Services	—	413,898	—	413,898
	Health Care Equipment	3,372,299	4,941,422	—	8,313,721
	Health Care Supplies	—	3,119,990	—	3,119,990
	Internet Retail	1,430,841	1,622,616	—	3,053,457
	Internet Software & Services	14,972,858	—	65	14,972,923
	Leisure Products	—	393,746	—	393,746
	Specialty Chemicals	—	759,926	—	759,926
	Trading Companies & Distributors	196,737	847,951	—	1,044,688
	Trucking	1,456,056	325,810	—	1,781,866

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/12
	Other	$55,121,154	$—	$—	$55,121,154
Preferred Stocks		—	2,224,598	—	2,224,598
Limited Partnership Interest		—	—	500,632	500,632
Warrants		—	—	45,045	45,045
Short-Term Investments		—	14,979,551	—	14,979,551

		$93,532,590	$36,358,762	$545,742	$130,437,094

Income Fund
Assets
Asset Backed Securities		$—	$4,262,754	$—	$4,262,754
Collateralized Mortgage Obligations		—	32,016,118	—	32,016,118
Corporate Bonds		—	55,660,035	—	55,660,035
Municipal Bonds		—	1,926,593	—	1,926,593
Mutual Funds		824,876	—	—	824,876
Exchange Traded Funds		705,960	—	—	705,960
U.S. Government Agency Securities		—	28,843,518	—	28,843,518
U.S. Treasury Inflation Protected Bonds		—	2,973,391	—	2,973,391
U.S. Treasury Notes		—	13,595,451	—	13,595,451
Preferred Stocks		1,513,131	—	—	1,513,131
Short-Term Investments		—	1,380,665	—	1,380,665

		$3,043,967	$140,658,525	$—	$143,702,492

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$256,446,433	$—	$256,446,433
Short-Term Investments		—	5,635,050	—	5,635,050

		$—	$262,081,483	$—	$262,081,483

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The table below shows the significant transfers between level 1 and level 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Assets
Core Growth Fund	$7,800,123	$7,800,123
Emerging India Fund	543,529	543,529
Emerging Markets Small Cap Fund	21,907,127	21,907,127
Global Opportunities Fund	2,568,610	2,568,610
Small Cap Growth Fund	20,269,019	20,269,019
Ultra Growth Fund	3,817,162	3,817,162

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Assets
Emerging India Fund	$156,947	$156,947
International Growth Fund	5,618,512	5,618,512
International Opportunities Fund	6,895,875	6,895,875

The following is a reconciliation of the fair valuations using significant unobservable inputs (level 3) for the Funds during the period ended June 30, 2012:

Fund	Market Value Beginning Balance 9/30/2011	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2012
Global Opportunities Fund
Warrants	$27,200	$—	$—	$—	$—	$(2,000)	$—	$—	$25,200	$(2,000)

Micro Cap Fund
Common Stocks	55,440	—	—	—	—	(31,878)	—	—	23,562	(31,878)
Warrants	220,511	—	—	—	(19,380)	2,044	1,454	—	204,629	2,044

	275,951	—	—	—	(19,380)	(29,834)	1,454	—	228,191	(29,834)

Micro Cap Value Fund
Common Stocks	200,085	—	—	—	—	(18,673)	—	—	181,412	(18,673)
Preferred Stocks	249,997	250,002	—	—	—	125,263	—	—	625,262	125,263
Warrants	75,721	—	—	—	(9,302)	3,196	500	—	70,115	3,196

	525,803	250,002	—	—	(9,302)	109,786	500	—	876,789	109,786

Small Cap Growth Fund
Common Stocks	247	—	—	—	—	—	—	—	247	—
Preferred Stocks	8,424,480	—	(7,254,247)	—	—	(209,023)	—	—	961,210	(209,023)
Limited Partnership Interest	6,271,172	160,000	—	—	—	183,171	—	—	6,614,343	183,171
Warrants	—	—	—	—	—	—	19,413	—	19,413	—
Rights	—	—	—	—	(406,537)	406,537	—	—	—	406,537

	14,695,899	160,000	(7,254,247)	—	(406,537)	380,685	19,413	—	7,595,213	380,685

Strategic Income Fund
Limited Liability Company Membership Interest	154,558	—	(42,503)	—	—	—	—	—	112,055	—
Corporate Bonds	5,054	—	(2,886)	(100)	681	873	—	—	3,622	(1,362)

	159,612	—	(45,389)	(100)	681	873	—	—	115,677	(1,362)

Fund	Market Value Beginning Balance 9/30/2011	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2012
Ultra Growth Fund
Common Stocks	$1,583	$—	$—	$—	$—	$—	$—	$—	$1,583	$—
Preferred Stocks	1,255,122	—	—	—	—	(170,732)	—	—	1,084,390	(170,732)
Limited Partnership Interest	5,786,902	150,000	—	—	—	174,571	—	—	6,111,473	174,571
Warrants	112,200	—	—	—	—	(8,250)	436	—	104,386	(8,250)

	7,155,807	150,000	—	—	—	(4,411)	436	—	7,301,832	(4,411)

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	484,252	10,000	—	—	—	6,380	—	—	500,632	6,380
Warrants	48,620	—	—	—	—	(3,575)	—	—	45,045	(3,575)

	532,937	10,000	—	—	—	2,805	—	—	545,742	2,805

Income Fund
U.S. Government Agency Securities	$674,288	$—	$(41,920)	$(1,200)	$(1,397)	$29,486	$—	$659,257	$—	$29,486

Quantitative Information About Level 3 Fair Value Measurements

Fund	Description	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Range

Ultra Growth Fund	Limited Partnership Interest	$6,111,473	Adjusted Net Asset Value (NAV)	Amortization Discount	0% - 5%

The Limited Partnership Interest is currently valued off of the March 31, 2012 NAV which is adjusted (1) for distributions since that time and (2) for a large direct holding within the fund of funds that recently completed an Initial Public Offering (IPO) and is currently restricted by a lock-up agreement. The direct holding is valued at a discount amortized to zero over the lock-up period.

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2012

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 29, 2012